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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-05845

Invesco Senior Loan Fund

(Exact name of registrant as specified in charter)

1555 Peachtree Street, N.E., Atlanta, Georgia 30309

(Address of principal executive offices) (Zip code)

Philip A. Taylor 1555 Peachtree Street, N.E., Atlanta, Georgia 30309

(Name and address of agent for service)

Registrant’s telephone number, including area code: (404) 439-3217

Date of fiscal year end: 2/28

Date of reporting period: 8/31/14

Item 1. Report to Stockholders.

Semiannual Report to Shareholders	August 31, 2014

Invesco Senior Loan Fund
Nasdaq:
A: VSLAX ¡ B: VSLBX ¡ C: VSLCX ¡ Y: VSLYX ¡ IB: XPRTX ¡ IC: XSLCX

2 Letters to Shareholders
3 Fund Performance
4 Schedule of Investments
21 Financial Statements
24 Notes to Financial Statements
33 Financial Highlights
40 Fund Expenses
41 Approval of Investment Advisory and Sub-Advisory Contracts
43 Proxy Results

For the most current month-end Fund performance and commentary, please visit invesco.com/performance.

Unless otherwise noted, all data provided by Invesco.

This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including sales charges and expenses. Investors should read it carefully before investing.

NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE

Letters to Shareholders

Bruce Crockett

Dear Fellow Shareholders:

While the members of the Invesco Funds Board, which I chair, can’t dictate the performance of the Invesco funds, be assured that your Board works diligently throughout the year to focus on how your investments are managed. Our job is to represent you and your interests on a variety of fund management-related matters. We regularly monitor how the portfolio management teams of the Invesco funds are performing in light of ever-changing and often unpredictable economic and market conditions, and we review the investment strategies and investment process employed by each fund’s management team as explained in the fund’s prospectus.

Perhaps our most significant responsibility is conducting the annual review of the funds’ advisory and sub-advisory contracts with Invesco Advisers and its affiliates. This annual review, which is required by the Investment Company Act of 1940, focuses on the nature and quality of the services Invesco provides as the adviser to the Invesco funds and the reasonableness of the fees that it charges for those services. Each year, we spend months carefully reviewing information from Invesco that allows us to evaluate the quality of its services and the reasonableness of its fees. We also use information from a variety of independent sources, including materials provided by the independent senior officer of the Invesco funds, who reports directly to the independent trustees on the Board. Additionally, we meet with legal counsel and review performance and fee data prepared for us by Lipper Inc., an independent, third-party firm widely recognized as a leader in its field.

After a careful review, the members of the Invesco Funds Board approved the continuation of advisory and sub-advisory contracts with Invesco Advisers and its affiliates.

As always, please contact me at bruce@brucecrockett.com with any questions or concerns you may have. On behalf of the Board, we look forward to continuing to represent your interests and serving your needs.

Sincerely,

Bruce L. Crockett

Independent Chair

Invesco Funds Board of Trustees

Philip Taylor

Dear Shareholders:

This semiannual report includes information about your Fund, including performance data and a list of its investments as of the close of the reporting period. I hope you find this report of interest.

Our website, invesco.com/us, offers a wide range of market insights and investment perspectives. On the website, you’ll find detailed information about our funds, including prices, performance, holdings and portfolio manager commentaries. You can access information about your individual Invesco account whenever it’s convenient for you; just complete a simple, secure online registration. Use the “Login” box on our home page to get started.

Invesco’s mobile app for iPad® (available free from the App StoreSM) allows you to obtain the same detailed information about your Fund and the same investment insights from our investment leaders, market strategists, economists and retirement experts on the go.

Also, you can obtain timely updates to help you stay informed about the markets, the economy and investing by connecting with Invesco on Twitter, LinkedIn or Facebook. You can access our blog at blog.invesco.us.com or by visiting the “Intentional Investing Forum” on our home page.

For questions about your account, feel free to contact an Invesco client services representative at 800 959 4246. For Invesco-related questions or comments, please email me directly at phil@invesco.com.

Thank you for investing with us.

Sincerely,

Philip Taylor

Senior Managing Director, Invesco Ltd.

iPad is a trademark of Apple Inc., registered in the US and other countries. App Store is a service mark of Apple Inc. Invesco Distributors, Inc. is not affiliated with Apple Inc.

2                         Invesco Senior Loan Fund

Fund Performance

Performance summary

Fund vs. Index

Cumulative total returns, 2/28/14 to 8/31/14, at net asset value (NAV). Performance shown does not include applicable contingent deferred sales charges (CDSC) or front-end sales charges, which would have reduced performance.

Class A Shares	2.87%
Class B Shares	2.72
Class C Shares	2.34
Class Y Shares	2.85
Class IB Shares	2.85
Class IC Shares	2.77
Credit Suisse Leveraged Loan Index▼ (Style-Specific Index)	2.02

Source: ▼Bloomberg L.P.

The Credit Suisse Leveraged Loan Index represents tradable, senior-secured, US-dollar-denominated, noninvestment-grade loans.

The Fund is not managed to track the performance of any particular index, including the index described here, and consequently, the performance of the Fund may deviate significantly from the performance of the index.

A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges.

Average Annual Total Returns
As of 8/31/14, including maximum applicable sales charges

Class A Shares
Inception (2/18/05)	3.16%
5 Years	9.32
1 Year	3.24

Class B Shares
Inception (2/18/05)	2.94%
5 Years	9.51
1 Year	3.66

Class C Shares
Inception (2/18/05)	2.75%
5 Years	9.20
1 Year	4.87

Class Y Shares*
Inception (11/08/13)	5.14%

Class IB Shares
Inception (10/4/89)	5.09%
10 Years	3.71
5 Years	10.12
1 Year	6.77

Class IC Shares
Inception (6/13/03)	4.52%
10 Years	3.68
5 Years	10.06
1 Year	6.76
*Return is cumulative total return that has not been annualized.

Average Annual Total Returns
As of 6/30/14, the most recent calendar quarter end, including maximum applicable sales charges

Class A Shares
Inception (2/18/05)	3.16%
5 Years	10.96
1 Year	4.35

Class B Shares
Inception (2/18/05)	2.93%
5 Years	11.15
1 Year	4.83

Class C Shares
Inception (2/18/05)	2.75%
5 Years	10.85
1 Year	6.04

Class Y Shares*
Inception (11/08/13)	4.55%

Class IB Shares
Inception (10/4/89)	5.10%
10 Years	3.71
5 Years	11.73
1 Year	7.95

Class IC Shares
Inception (6/13/03)	4.54%
10 Years	3.68
5 Years	11.68
1 Year	7.94
*Return is cumulative total return that has not been annualized.

The performance data quoted represent past performance and cannot guarantee comparable future results; current performance may be lower or higher. Please visit invesco.com/performance for the most recent month-end performance. Performance figures reflect reinvested distributions, changes in net asset value and the effect of the maximum sales charge unless otherwise stated. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.

    The total annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this report for Class A, Class B, Class C, Class Y, Class IB and Class IC shares was 1.92%, 1.92%, 2.67%, 1.67%, 1.67% and 1.82%, respectively. The expense ratios presented above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report.

    Class A share performance reflects the maximum 3.25% sales charge. Prior to November 30, 2010, Class B share performance reflects an early withdrawal charge of 3% in the first year after purchase and declines to 0% after year five. Class C share performance reflects an early withdrawal charge of 1% for the first year after purchase. Class IB shares, Class IC shares and Class B shares (effective November 30, 2010) are not continuously offered and have no early withdrawal charges. Class Y shares do not have a front-end sales charge or a CDSC, therefore performance is at net asset value. Class Y shares do not have early withdrawal charges.

    The performance of the Fund’s share classes will differ primarily due to different sales charge structures and class expenses.

    Had the adviser not waived fees and/or reimbursed expenses on Class A, Class B and Class C shares in the past, performance would have been lower.

3                         Invesco Senior Loan Fund

Schedule of Investments

August 31, 2014

(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Variable Rate Senior Loan Interests–108.42%(a)(b)
Aerospace & Defense–2.81%
CAMP International Holding Co.
First Lien Term Loan	4.75%	05/31/19	$2,349	$2,358,615
Second Lien Term Loan	8.25%	11/30/19	179	181,144
Consolidated Aerospace Manufacturing, LLC, Term Loan (Acquired 02/28/14; Cost $1,241,192)	5.00%	03/27/20	1,247	1,247,038
DAE Aviation Holdings, Inc.
Term Loan B-1	5.00%	11/02/18	3,208	3,225,612
Term Loan B-2	5.00%	11/02/18	1,260	1,267,128
Element Materials Technology Group U.S. Holdings, Inc., Term Loan B (Acquired 08/07/14; Cost $859,615)	5.25%	08/08/21	864	866,070
IAP Worldwide Services, Inc.
Revolver Loan(c)	—	07/18/18	1,501	1,508,271
Second Lien Term Loan	9.25%	07/18/19	1,774	1,596,413
Landmark U.S. Holdings LLC
Canadian Term Loan	4.75%	10/25/19	182	182,146
First Lien Term Loan	4.75%	10/25/19	4,593	4,589,067
PRV Aerospace, LLC, Term Loan	6.50%	05/09/18	3,440	3,446,787
Sequa Corp., Term Loan	5.25%	06/19/17	3,369	3,308,430
Transdigm, Inc.
Term Loan C	3.75%	02/28/20	8,833	8,794,676
Term Loan D	3.75%	06/04/21	2,962	2,947,780
				35,519,177

Air Transport–0.89%
Delta Air Lines, Inc.,
Revolver Loan(d)	0.00%	04/20/16	8,340	8,152,816
Revolver Loan(d)	0.00%	10/18/17	1,227	1,195,877
United Continental Holdings, Inc., Term Loan(c)	—	09/15/21	1,911	1,910,627
				11,259,320

Automotive–5.88%
Affinia Group Inc., Term Loan B-2	4.75%	04/25/20	885	890,746
American Tire Distributors, Inc., Term Loan	5.75%	06/01/18	3,208	3,220,092
August U.S. Holding Company, Inc.
First Lien Term Loan B-2 (Acquired 05/03/12-06/06/14; Cost $1,592,834)	5.00%	04/27/18	1,608	1,622,454
First Lien Term Loan B-2 (Acquired 05/03/12-06/06/14; Cost $944,708)	5.00%	04/27/18	955	963,664
Autoparts Holdings Ltd., First Lien Term Loan	6.50%	07/29/17	2,820	2,827,507
BBB Industries, LLC, Term Loan	5.50%	03/27/19	3,236	3,242,265
Dexter Axle Co., Term Loan	4.50%	02/28/20	1,993	1,979,496
Federal-Mogul Corp., Term Loan C	4.75%	04/15/21	21,275	21,263,291
Gates Global, Inc., Term Loan	4.25%	07/05/21	6,308	6,271,503
Goodyear Tire & Rubber Co., Second Lien Term Loan	4.75%	04/30/19	3,831	3,850,822
Henniges Automotive Holdings, Inc., Term Loan	6.00%	06/12/21	1,338	1,354,951
Key Safety Systems, Inc., Term Loan(c)	—	08/29/21	1,763	1,770,719
Metaldyne Company LLC, Term Loan	4.25%	12/18/18	3,315	3,319,383
Schaeffler AG (Germany), Term Loan E	3.75%	05/15/20	3,668	3,666,614
TI Group Automotive Systems, L.L.C., Term Loan	4.25%	07/02/21	8,199	8,199,396
Tower Automotive Holdings USA, LLC, Term Loan	4.00%	04/23/20	4,413	4,390,822

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

4                         Invesco Senior Loan Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Automotive–(continued)
Transtar Holding Company
First Lien Term Loan	5.75%	10/09/18	$4,330	$4,329,743
Second Lien Term Loan	10.00%	10/09/19	1,271	1,239,655
				74,403,123

Beverage and Tobacco–0.29%
DS Services of America, Inc., Term Loan B	5.25%	08/30/20	1,778	1,789,057
Winebow Holdings
First Lien Term Loan	4.75%	07/01/21	1,035	1,036,274
Second Lien Term Loan (Acquired 06/27/14; Cost $823,695)	8.50%	12/31/21	830	831,866
				3,657,197

Building & Development–2.43%
ABC Supply Co., Inc., Term Loan B(c)	—	04/16/20	2,500	2,480,725
Capital Automotive L.P., Second Lien Term Loan	6.00%	04/30/20	3,244	3,292,393
Lake at Las Vegas Joint Venture, LLC
Exit Revolver Loan (Acquired 07/16/12; Cost $16,242)(d)	0.00%	02/28/17	16	4,913
PIK Exit Revolver Loan (Acquired 07/19/10-06/30/14; Cost $218,836)(e)	5.00%	02/28/17	219	66,198
Quikrete Holdings, Inc.
First Lien Term Loan	4.00%	09/28/20	7,012	6,984,400
Second Lien Term Loan	7.00%	03/26/21	1,190	1,206,939
Re/Max International, Inc., Term Loan	4.00%	07/31/20	2,471	2,469,963
Realogy Corp.
Extended Synthetic LOC	4.41%	10/10/16	1	292
Revolver Loan(c)	—	03/05/18	3,292	2,962,944
Term Loan B	3.75%	03/05/20	9,203	9,176,710
Tamarack Resort LLC,
PIK Term Loan A (Acquired 03/07/14; Cost $54,027)(e)	8.00%	03/07/16	54	54,000
PIK Term Loan B (Acquired 03/07/14; Cost $52,540)(e)	6.50%	02/28/19	700	0
WireCo WorldGroup Inc., Term Loan	6.00%	02/15/17	2,093	2,100,895
				30,800,372

Business Equipment & Services–12.89%
4L Technologies Inc., Term Loan	5.50%	05/08/20	6,011	6,033,066
Accelya International S.A. (Luxembourg)
Term Loan A1 (Acquired 03/06/14; Cost $1,611,816)	5.08%	03/06/20	1,619	1,609,113
Term Loan A2 (Acquired 03/06/14; Cost $557,053)	5.08%	03/06/20	560	556,124
Acosta Holdco, Inc., Term Loan(c)	—	08/15/21	4,512	4,540,701
Asurion LLC
Incremental Term Loan B-1	5.00%	05/24/19	11,649	11,703,971
Incremental Term Loan B-2	4.25%	07/08/20	13,943	13,927,564
Second Lien Term Loan	8.50%	03/03/21	17,707	18,331,461
AVSC Holding Corp., First Lien Term Loan	4.50%	01/25/21	1,693	1,694,581
Brickman Group Ltd. LLC
First Lien Term Loan	4.00%	12/18/20	4,492	4,426,221
Second Lien Term Loan	7.50%	12/17/21	768	772,145
Brock Holdings III, Inc., First Lien Term Loan	6.00%	03/16/17	406	406,423
Caraustar Industries, Inc., Term Loan	7.50%	05/01/19	2,674	2,703,392
Checkout Holding Corp.
Second Lien Term Loan	7.75%	04/11/22	2,361	2,334,176
Term Loan B	4.50%	04/09/21	3,982	3,926,497
Connolly, LLC
First Lien Term Loan	5.00%	05/14/21	3,763	3,791,657
Second Lien Term Loan	8.00%	05/14/22	2,343	2,363,643

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5                         Invesco Senior Loan Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Business Equipment & Services–(continued)
Crossmark Holdings, Inc.
First Lien Term Loan	4.50%	12/20/19	$2,749	$2,729,887
Second Lien Term Loan	8.75%	12/21/20	826	821,037
Expert Global Solutions, Inc., First Lien Term Loan B	8.50%	04/03/18	6,609	6,622,668
First Data Corp.
Term Loan	3.66%	03/23/18	21,301	21,128,416
Term Loan	3.66%	09/24/18	2,586	2,568,397
Term Loan	4.16%	03/24/21	3,066	3,064,783
Genesys Telecom Holdings, U.S., Inc., Term Loan	4.50%	11/13/20	2,488	2,492,366
Hillman Group Inc. (The), Term Loan	4.50%	06/30/21	1,299	1,302,508
Information Resources, Inc., Term Loan	4.75%	09/30/20	2,743	2,748,717
Inmar, Inc.
Second Lien Term Loan	8.00%	01/27/22	197	196,393
Term Loan	4.25%	01/27/21	1,587	1,566,875
Karman Buyer Corp.
Delayed Draw Term Loan(c)	—	07/25/21	171	169,852
Second Lien Term Loan	7.50%	07/25/22	2,537	2,548,779
Term Loan	4.25%	07/25/21	5,137	5,095,554
Kronos Inc.
First Lien Incremental Term Loan	4.50%	10/30/19	8,037	8,059,693
Second Lien Term Loan	9.75%	04/30/20	1,490	1,539,608
Learning Care Group (US) No. 2 Inc., Term Loan	5.50%	05/05/21	3,260	3,273,240
Sensus USA, Inc., First Lien Term Loan	4.50%	05/09/17	2,328	2,332,362
ServiceMaster Co., Term Loan	4.25%	07/01/21	3,741	3,719,509
SourceHOV LLC
First Lien Term Loan B	5.25%	04/30/18	2,119	2,131,339
Second Lien Term Loan	8.75%	04/30/19	352	353,263
SunGard Data Systems Inc., Term Loan C	3.91%	02/28/17	924	925,027
TNS Inc.
First Lien Term Loan	5.00%	02/14/20	2,484	2,489,828
Second Lien Term Loan (Acquired 02/19/13-02/24/14; Cost 234,912)	9.00%	08/14/20	237	236,440
Trans Union, LLC
Revolver Loan(c)	—	04/09/19	1,086	1,074,599
Term Loan	4.00%	04/09/21	3,475	3,467,200
Wash MultiFamily Laundry Systems, LLC, Term Loan	4.50%	02/21/19	1,325	1,324,179
				163,103,254

Cable & Satellite Television–3.53%
Charter Communications Operating, LLC, Term Loan G(c)	—	09/12/21	7,213	7,268,550
ION Media Networks, Inc., Term Loan	5.00%	12/18/20	6,903	6,941,797
MCC Iowa LLC, Term Loan J	3.75%	06/30/21	972	969,108
Mediacom Illinois LLC
Term Loan E	3.13%	10/23/17	3,932	3,924,594
Term Loan G	3.75%	06/30/21	857	852,083
Virgin Media Investment Holdings Ltd. (United Kingdom), Term Loan B	3.50%	06/07/20	5,318	5,254,426
WideOpenWest Finance, LLC, Term Loan B	4.75%	04/01/19	5,851	5,877,124
Ziggo B.V., (Netherlands)
Term Loan B-1	3.25%	01/15/22	5,099	5,010,094
Term Loan B-2	2.99%	01/15/22	3,286	3,228,599
Term Loan B-3(c)	—	01/15/22	5,404	5,309,893
				44,636,268

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6                         Invesco Senior Loan Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Chemicals & Plastics–5.60%
Allnex & Cy S.C.A.
Second Lien Term Loan	8.25%	04/03/20	$67	$68,418
Term Loan B-1	4.50%	10/03/19	1,315	1,317,605
Term Loan B-2	4.50%	10/03/19	682	683,642
Arysta LifeScience SPC, LLC
First Lien Term Loan	4.50%	05/29/20	8,084	8,087,903
Second Lien Term Loan	8.25%	11/30/20	1,087	1,100,447
Ascend Performance Materials Operations LLC, Term Loan B	6.75%	04/10/18	6,318	6,247,156
Chromaflo Technologies Corp.
First Lien Term Loan B	4.50%	12/02/19	1,504	1,500,815
Second Lien Term Loan	8.25%	06/02/20	564	564,200
Colouroz Investment LLC, (Germany)
Second Lien Term Loan B-2(c)	—	09/05/22	2,056	2,064,269
Term Loan B-2(c)	—	09/05/21	3,759	3,760,865
Term Loan C(c)	—	09/05/21	621	621,715
Ferro Corp., Term Loan (Acquired 07/30/14; Cost $774,509)	4.00%	07/31/21	778	778,390
HII Holding Corp., First Lien Term Loan	4.00%	12/20/19	1,915	1,906,921
Huntsman International, LLC, Incremental Term Loan	3.75%	08/12/21	12,859	12,837,442
Ineos Holdings Ltd., Term Loan	3.75%	05/04/18	4,235	4,215,586
Kronos Worldwide Inc., Term Loan	4.75%	02/18/20	1,149	1,153,476
MacDermid, Inc., First Lien Term Loan B	4.00%	06/07/20	2,599	2,593,236
Momentive Performance Materials USA Inc., DIP Term Loan	4.00%	04/15/15	532	531,994
Otter Products, LLC, Term Loan	5.75%	06/03/20	4,029	4,014,289
Oxea Finance LLC
First Lien Term Loan B-2	4.25%	01/15/20	3,582	3,579,381
Second Lien Term Loan	8.25%	07/15/20	1,630	1,641,331
Phillips-Medisize Corp.
Second Lien Term Loan	8.25%	06/16/22	432	434,112
Term Loan	4.75%	06/16/21	894	894,375
Tata Chemicals North America Inc., Term Loan	3.75%	08/07/20	1,222	1,212,997
Univar Inc., Term Loan B	5.00%	06/30/17	5,994	6,012,079
WNA Holdings, Inc.
Canadian Term Loan	4.50%	06/07/20	1,443	1,440,819
Second Lien Term Loan	8.50%	12/07/20	672	673,036
Term Loan	4.50%	06/07/20	992	991,074
				70,927,573

Clothing & Textiles–0.23%
ABG Intermediate Holdings 2 LLC
First Lien Term Loan (Acquired 05/22/14; Cost $1,990,278)	5.50%	05/27/21	2,010	2,012,165
Second Lien Term Loan (Acquired 05/22/14; Cost $947,545)	9.00%	05/27/22	957	955,678
				2,967,843

Conglomerates–0.60%
CeramTec Acquisition Corp.
Term Loan B-1	4.25%	08/30/20	1,329	1,329,953
Term Loan B-2	4.25%	08/30/20	132	131,869
Term Loan B-3	4.25%	08/30/20	400	400,361
Epiq Systems, Inc., Term Loan	4.25%	08/27/20	3,033	3,036,756
Polymer Group, Inc.
Delayed Draw Term Loan(c)	—	12/19/19	228	228,382
Term Loan	5.25%	12/19/19	2,469	2,485,542
				7,612,863

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7                         Invesco Senior Loan Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Containers & Glass Products–1.99%
Berlin Packaging, LLC
First Lien Term Loan	4.75%	04/02/19	$2,870	$2,875,440
Second Lien Term Loan	8.75%	04/02/20	1,054	1,075,552
Berry Plastics Group, Inc., Term Loan E	3.75%	01/06/21	4,791	4,736,480
BWAY Holding Company, Inc., Term Loan(c)	—	08/14/20	5,311	5,349,034
Consolidated Container Co. LLC, Term Loan	5.00%	07/03/19	1,600	1,602,373
Devix US, Inc.
First Lien Term Loan B	4.25%	04/30/21	1,115	1,117,885
Second Lien Term Loan	8.00%	05/02/22	744	746,578
Hoffmaster Group, Inc.
First Lien Term Loan	5.25%	05/09/20	2,217	2,217,804
Second Lien Term Loan	10.00%	05/09/21	469	470,971
IBC Capital US LLC
Second Lien Term Loan(c)	—	01/01/22	808	810,374
Term Loan(c)	—	01/01/21	2,891	2,889,018
Libbey Glass, Inc., Term Loan	3.75%	04/09/21	14	13,583
Ranpak Corp.
First Lien Term Loan	4.50%	04/23/19	608	607,984
Second Lien Term Loan	8.50%	04/23/20	717	731,768
				25,244,844

Cosmetics & Toiletries–0.63%
Marietta Intermediate Holding Corp., First Lien Term Loan B (Acquired 12/22/04-02/06/13; Cost $10,341,201)(f)	7.00%	02/19/15	3,204	3,187,714
Prestige Brands, Inc., Term Loan B-2(c)	—	09/03/21	2,785	2,804,186
Vogue International Inc., Term Loan B	5.25%	02/14/20	2,015	2,022,413
				8,014,313

Drugs–2.38%
BPA Laboratories
First Lien Term Loan	2.73%	07/03/17	2,466	2,244,365
Second Lien Term Loan	2.73%	07/03/17	2,144	1,769,195
Catalent Pharma Solutions, Inc., Term Loan	4.50%	05/20/21	2,802	2,811,905
Grifols Worldwide Operations USA, Inc., Term Loan B	3.16%	02/27/21	6,503	6,467,732
Millennium Laboratories LLC., Term Loan B	5.25%	04/16/21	11,953	11,993,843
Valeant Pharmaceuticals International, Inc. (Canada), Series E-1 Term Loan B	3.75%	08/05/20	4,795	4,788,241
				30,075,281

Electronics & Electrical–6.39%
Aeroflex Inc., Term Loan B-1	4.50%	11/09/19	729	728,510
Blackboard Inc., Term Loan B-3	4.75%	10/04/18	8,815	8,825,350
BMC Software Finance, Inc., Term Loan	5.00%	09/10/20	1,931	1,928,113
DEI Sales, Inc., Term Loan	5.75%	07/13/17	3,410	3,288,256
Dell International LLC, Term Loan C	3.75%	10/29/18	7,870	7,859,050
Deltek, Inc., First Lien Term Loan	4.50%	10/10/18	4,280	4,278,834
Fidji Luxembourg BC4 S.a r.l. (Luxembourg), Term Loan	6.25%	12/24/20	2,383	2,400,166
Freescale Semiconductor, Inc.
Term Loan B-4	4.25%	02/28/20	14,556	14,527,507
Term Loan B-5	5.00%	01/15/21	2,868	2,883,234
Infor (US), Inc.
Term Loan B-3	3.75%	06/03/20	1,624	1,611,277
Term Loan B-5	3.75%	06/03/20	245	243,698
Mirion Technologies, Inc., Term Loan	5.75%	03/30/18	4,048	4,057,953

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8                         Invesco Senior Loan Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Electronics & Electrical–(continued)
MSC Software Corp.
First Lien Term Loan	5.00%	05/29/20	$967	$967,051
Second Lien Term Loan	8.50%	05/29/21	478	479,035
Oberthur Technologies of America Corp., Term Loan B-2	4.50%	10/18/19	1,258	1,262,030
Omnitracs, Inc., Term Loan	4.75%	11/25/20	1,639	1,642,563
Peak 10, Inc.
First Lien Term Loan	5.00%	06/17/21	728	732,521
Second Lien Term Loan, (Acquired 06/10/14; Cost $427,743)	8.25%	06/17/22	432	433,033
RP Crown Parent, LLC
First Lien Term Loan	6.00%	12/21/18	8,880	8,765,226
Second Lien Term Loan	11.25%	12/21/19	880	849,388
Ship Luxco 3 S.a.r.l. (Luxembourg)
Term Loan	4.50%	11/29/19	1,108	1,110,559
Term Loan B-2A-II	5.25%	11/30/19	1,088	1,096,748
Term Loan C-2	4.75%	11/30/19	2,114	2,124,329
SkillSoft Corp.
Second Lien Term Loan	7.75%	04/28/22	1,587	1,558,562
Term Loan	4.50%	04/28/21	5,269	5,189,547
Sybil Software LLC, Term Loan	4.75%	03/20/20	2,013	2,017,911
				80,860,451

Financial Intermediaries–3.62%
Intertrust Group B.V., (Netherlands)
Second Lien Term Loan 2	8.00%	04/16/22	1,891	1,894,397
Term Loan B-5	4.48%	04/16/21	1,436	1,435,400
iPayment Inc., Term Loan	6.75%	05/08/17	4,784	4,752,674
MoneyGram International, Inc., Term Loan	4.25%	03/27/20	8,176	8,061,622
Nuveen Investments, Inc., First Lien Term Loan B	4.16%	05/13/17	16,526	16,517,326
RJO Holdings Corp.
Term Loan	6.91%	12/10/15	5,197	5,054,164
Term Loan	11.00%	12/10/15	151	147,073
SAM Finance Lux S.a r.l. (Luxembourg), Term Loan	4.25%	12/17/20	3,134	3,139,824
TMFS Holdings,LLC, Term Loan	5.50%	07/30/21	466	467,224
Transfirst Holdings, Inc.,
First Lien Term Loan B-2	4.25%	12/27/17	1,614	1,611,826
Second Lien Term Loan B-1	8.00%	06/27/18	2,667	2,680,477
				45,762,007

Food & Drug Retailers–1.05%
Albertson’s Holdings LLC, Term Loan B-4(c)	—	08/25/21	8,713	8,747,051
Rite Aid Corp., Second Lien Term Loan	5.75%	08/21/20	1,939	1,965,194
Supervalu Inc., Term Loan	4.50%	03/21/19	2,595	2,582,082
				13,294,327

Food Products–4.67%
AdvancePierre Foods, Inc.
First Lien Term Loan	5.75%	07/10/17	7,990	8,037,643
Second Lien Term Loan	9.50%	10/10/17	859	840,351
Big Heart Pet Brands, Term Loan	3.50%	03/09/20	4,383	4,319,423
Candy Intermediate Holdings, Inc., Term Loan	7.50%	06/18/18	3,638	3,560,401
CSM Bakery Supplies LLC
First Lien Term Loan	5.00%	07/03/20	5,875	5,862,150
Second Lien Term Loan(c)	—	07/03/21	1,701	1,679,964

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9                         Invesco Senior Loan Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Food Products–(continued)
Del Monte Foods, Inc.
First Lien Term Loan	4.26%	02/18/21	$2,349	$2,328,624
Second Lien Term Loan	8.25%	08/18/21	2,395	2,305,458
Diamond Foods, Inc., Term Loan	4.25%	08/20/18	818	814,861
Dole Food Co., Inc., Term Loan B	4.50%	11/01/18	5,582	5,575,035
H.J. Heinz Co., Revolver Loan(d)	0.00%	06/07/18	7,972	7,905,288
Hearthside Group Holdings, LLC
Revolver Loan(c)	—	06/02/19	1,570	1,561,879
Term Loan	4.50%	06/02/21	2,634	2,642,533
JBS USA, LLC
Incremental Term Loan	3.75%	09/18/20	1,331	1,319,096
Term Loan	3.75%	05/25/18	3,068	3,049,310
New HB Acquisition, LLC, Term Loan B	6.75%	04/09/20	1,542	1,589,155
Oak Tea, Inc., Term Loan B(c)	—	07/23/21	4,932	4,839,577
Shearer’s Foods, Inc.
First Lien Term Loan	4.50%	06/30/21	595	594,953
Second Lien Term Loan	7.75%	06/30/22	250	249,539
				59,075,240

Food Service–2.48%
ARG IH Corp., Term Loan	5.00%	11/15/20	917	920,506
CEC Entertainment, Inc., Term Loan B	4.25%	02/12/21	1,760	1,746,606
Portillo’s Holdings, LLC
First Lien Term Loan B(c)	—	08/02/21	1,409	1,408,957
Second Lien Term Loan(c)	—	08/01/22	324	324,313
Red Lobster Management LLC, Term Loan	6.25%	07/28/21	1,972	1,984,374
Restaurant Holding Co., LLC, First Lien Term Loan	8.75%	02/28/19	2,045	1,881,228
Seminole Hard Rock Entertainment, Inc., Term Loan	3.50%	05/14/20	1,153	1,140,187
Steak N’ Shake Operations, Inc., Term Loan	4.75%	03/19/21	1,484	1,487,042
US Foods, Inc., Incremental Term Loan	4.50%	03/31/19	12,869	12,866,003
Weight Watchers International, Inc., Term Loan B-2	4.00%	04/02/20	9,704	7,666,038
				31,425,254

Forest Products–0.34%
NewPage Corp., Term Loan B	9.50%	02/11/21	2,767	2,790,505
Xerium Technologies, Inc., Term Loan	5.75%	05/17/19	1,545	1,556,047
				4,346,552

Healthcare–8.63%
Accellent Inc.
Second Lien Term Loan	7.50%	03/12/22	1,265	1,240,297
Term Loan	4.50%	03/12/21	5,904	5,849,824
Alere Inc., Term Loan B	4.25%	06/30/17	3,413	3,409,077
ATI Holdings, Inc., Term Loan	5.00%	12/20/19	1,365	1,370,967
Biomet, Inc., Term Loan B-2	3.66%	07/25/17	10,534	10,530,742
Carestream Health, Inc., First Lien Term Loan	5.00%	06/07/19	5,343	5,361,579
Community Health Systems, Inc.
Term Loan D	4.25%	01/27/21	5,900	5,923,868
Term Loan E	3.48%	01/25/17	959	959,764
DJO Finance LLC, Term Loan B	4.25%	09/15/17	7,734	7,743,375
Drumm Investors LLC, Term Loan	6.75%	05/04/18	920	926,212
Kindred Healthcare, Inc., Term Loan	4.00%	04/09/21	6,651	6,602,941
Kinetic Concepts, Inc., Term Loan E-1	4.00%	05/04/18	20,369	20,321,576

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10                         Invesco Senior Loan Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Healthcare–(continued)
Knowledge Universe Education LLC, Term Loan	5.25%	03/18/21	$1,381	$1,398,325
MPH Acquisition Holdings LLC, Term Loan	4.00%	03/31/21	7,748	7,715,796
Ortho-Clinical Diagnostics, Inc., Term Loan	4.75%	06/30/21	4,757	4,766,698
Surgery Center Holdings, Inc.
Second Lien Term Loan(c)	—	01/01/21	2,430	2,408,403
Term Loan(c)	—	01/01/20	1,763	1,764,859
Surgical Care Affiliates, LLC
Revolver Loan B(d)	0.00%	06/30/16	3,000	2,979,150
Term Loan B	4.23%	12/29/17	6,903	6,911,931
TriZetto Group, Inc.
Second Lien Term Loan	8.50%	03/28/19	3,223	3,263,235
Term Loan	4.75%	05/02/18	4,704	4,717,169
Western Dental Services, Inc., Term Loan	6.00%	11/01/18	3,059	3,072,803
				109,238,591

Home Furnishings–0.25%
Britax Group Ltd., Term Loan	4.50%	10/15/20	531	454,096
Mattress Holdings Corp., Term Loan B-2	3.66%	01/18/16	554	553,694
Serta Simmons Holdings, LLC, Term Loan	4.25%	10/01/19	2,213	2,215,165
				3,222,955

Industrial Equipment–2.52%
Alliance Laundry Systems LLC
First Lien Term Loan	4.25%	12/10/18	422	423,233
Second Lien Term Loan	9.50%	12/10/19	783	791,377
Apex Tool Group, LLC, Term Loan	4.50%	01/31/20	3,263	3,219,335
Capital Safety North America Holdings, Inc., First Lien Term Loan	3.75%	03/29/21	1,750	1,738,704
Crosby US Acquisition Corp.
First Lien Term Loan	3.75%	11/23/20	2,569	2,562,665
Second Lien Term Loan	7.00%	11/22/21	1,081	1,089,798
Doncasters Finance US LLC, Term Loan B	4.50%	04/09/20	3,268	3,270,849
Doosan Infracore International, Inc., Term Loan B	4.50%	05/28/21	4,163	4,178,375
Filtration Group Corp.
First Lien Term Loan	4.50%	11/20/20	1,128	1,132,236
Second Lien Term Loan	8.25%	11/22/21	568	575,091
Gardner Denver, Inc., Term Loan	4.25%	07/30/20	1,496	1,496,493
Grede Holdings LLC, Term Loan	4.75%	06/02/21	3,224	3,225,920
Husky Injection Molding Systems Ltd., Second Lien Term Loan	7.25%	06/30/22	422	423,687
MX Holdings US, Inc., Term Loan B-1	4.25%	08/14/20	2,592	2,602,263
North American Lifting Holdings, Inc., First Lien Term Loan	5.50%	11/27/20	2,168	2,185,911
Penn Engineering & Manufacturing Corp., Term Loan B(c)	—	08/29/21	853	853,963
Tank Holding Corp., Term Loan	4.25%	07/09/19	593	591,693
Unifrax Holding Co., Term Loan	4.25%	11/28/18	257	256,044
Virtuoso US LLC, Term Loan	4.75%	02/11/21	1,254	1,256,378
				31,874,015

Insurance–0.30%
Applied Systems, Inc., Second Lien Term Loan	7.50%	01/23/22	794	801,842
Cooper Gay Swett & Crawford Ltd.
First Lien Term Loan	5.00%	04/16/20	2,131	1,997,564
Second Lien Term Loan	8.25%	10/16/20	1,135	1,027,029
				3,826,435

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

11                         Invesco Senior Loan Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Leisure Goods, Activities & Movies–3.60%
Alpha Topco Ltd. (United Kingdom)
Second Lien Term Loan(c)	—	07/29/22	$6,409	$6,478,579
Term Loan B-3	4.75%	07/30/21	15,390	15,354,500
CWGS Group, LLC, Term Loan	5.75%	02/20/20	4,471	4,509,789
Dave & Buster’s, Inc., New Term Loan	4.50%	07/25/20	776	776,337
Dorna Sports SL (Spain), Term Loan B	4.33%	04/30/21	1,395	1,409,320
Equinox Holdings Inc.
First Lien Term Loan	4.25%	01/31/20	2,255	2,250,497
Revolver Loan (Acquired 01/30/14-07/24/14; Cost $889,980)(d)	0.00%	02/01/18	890	825,456
Revolver Loan (Acquired 01/30/14-07/24/14; Cost $222,495)	1.65%	02/01/18	222	206,364
Fitness International, LLC, Term Loan B	5.50%	07/01/20	2,957	2,953,392
Merlin Entertainments Group Luxembourg 2 S.a.r.l. (Luxembourg), Term Loan B-1	3.37%	06/28/19	3,629	3,630,444
Metro-Goldwyn-Mayer Inc., Second Lien Term Loan	5.13%	06/26/20	856	860,791
Outerstuff LLC, Term Loan	5.00%	07/28/21	698	694,781
Performance Sports Group Ltd. (Canada), Term Loan	4.00%	04/15/21	1,348	1,346,590
Sabre, Inc., Term Loan B	4.00%	02/19/19	4,065	4,053,466
World Triathlon Corp., Term Loan (Acquired 06/24/14; Cost $231,519)	5.25%	06/26/21	233	233,043
				45,583,349

Lodging & Casinos–3.38%
Belmond Interfin Ltd. (Bermuda), Term Loan	4.00%	03/21/21	1,406	1,399,359
Cannery Casino Resorts, LLC, First Lien Term Loan	6.00%	10/02/18	2,877	2,887,659
ESH Hospitality, Inc., Term Loan	5.00%	06/24/19	2,173	2,197,080
Four Seasons Holdings Inc. (Canada), Second Lien Term Loan (Acquired 06/24/13; Cost $1,456,328)	6.25%	12/27/20	1,469	1,477,957
Harrah’s Operating Co., Inc.
Term Loan B	6.25%	05/08/21	3,566	3,496,416
Term Loan B-6	6.95%	03/01/17	4,797	4,508,166
La Quinta Intermediate Holdings LLC, Term Loan	4.00%	04/14/21	6,330	6,332,347
Scientific Games International, Inc., Term Loan	4.25%	10/18/20	14,979	14,814,006
Twin River Management Group, Inc., Term Loan B	5.25%	07/10/20	3,392	3,404,269
Yonkers Racing Corp.
First Lien Term Loan	4.25%	08/20/19	2,062	1,949,616
Second Lien Term Loan	8.75%	08/20/20	295	267,998
				42,734,873

Nonferrous Metals & Minerals–1.38%
Alpha Natural Resources, Inc., Term Loan B	3.50%	05/22/20	3,322	3,156,971
Arch Coal, Inc., Term Loan	6.25%	05/16/18	3,904	3,805,770
EP Minerals, LLC, Term Loan(c)	—	08/20/20	499	503,642
Noranda Aluminum Acquisition Corp., Term Loan B	5.75%	02/28/19	3,928	3,844,946
Walter Energy, Inc., Term Loan B	7.25%	04/02/18	6,460	6,157,858
				17,469,187

Oil & Gas–7.61%
American Energy–Marcellus, LLC
First Lien Term Loan	5.25%	08/04/20	2,155	2,163,624
Second Lien Term Loan	8.50%	08/04/21	577	582,848
Ameriforge Group Inc., First Lien Term Loan	5.00%	12/19/19	33	32,869
Atlas Energy, L.P., Term Loan	6.50%	07/31/19	1,502	1,520,826
Bronco Midstream Funding, LLC, Term Loan	5.00%	08/15/20	3,676	3,696,739
CITGO Petroleum Corp., Term Loan B	4.50%	07/29/21	1,413	1,420,931
Crestwood Holdings LLC, Term Loan B-1	7.00%	06/19/19	2,071	2,111,923

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

12                         Invesco Senior Loan Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Oil & Gas–(continued)
Drillships Financing Holding Inc., Term Loan B-1	6.00%	03/31/21	$11,719	$11,787,085
Drillships Ocean Ventures Inc., Term Loan	5.50%	07/25/21	4,309	4,335,442
EMG Utica, LLC, Term Loan	4.75%	03/27/20	1,647	1,651,305
Expro US Finco LLC, Term Loan(c)	—	09/02/21	3,157	3,170,658
Fieldwood Energy LLC
Second Lien Term Loan	8.38%	09/30/20	4,665	4,782,034
Term Loan	3.88%	10/01/18	2,680	2,676,082
Floatel International, Ltd., Term Loan	6.00%	06/27/20	3,000	3,015,159
Glenn Pool Oil & Gas Trust I, Term Loan (Acquired 06/08/11; Cost $906,813)	4.50%	05/02/16	907	915,881
HGIM Corp., Term Loan B	5.50%	06/18/20	4,507	4,512,827
Jonah Energy LLC, Second Lien Term Loan	7.50%	05/12/21	2,117	2,127,500
McDermott International, Inc., Term Loan	5.25%	04/16/19	1,586	1,603,320
NGPL PipeCo LLC, Term Loan	6.75%	09/15/17	3,115	3,122,642
Obsidian Natural Gas Trust (United Kingdom), Term Loan	7.00%	11/02/15	1,302	1,311,536
Osum Productions Corp. (Canada), Term Loan	6.50%	07/31/20	1,228	1,224,491
Pacific Drilling S.A. (Luxembourg), Term Loan	4.50%	06/03/18	814	814,944
Paragon Offshore Finance Co.(Cayman Islands), Term Loan	3.75%	07/16/21	1,472	1,457,406
Petroleum Geo-Services ASA, Extended Term Loan	3.25%	03/15/21	2,843	2,784,983
Samson Investment Co., Second Lien Term Loan 1	5.00%	09/25/18	5,068	5,027,361
Seadrill Operating L.P., Term Loan	4.00%	02/21/21	14,746	14,530,578
Seventy Seven Operating LLC, Term Loan	3.75%	06/25/21	751	752,468
Southcross Energy Partners, L.P., Term Loan(c)	—	08/04/21	1,081	1,089,748
Tallgrass Operations, LLC, Term Loan	4.25%	11/13/18	4,824	4,840,262
Tervita Corp. (Canada), Term Loan	6.25%	05/15/18	3,653	3,667,375
Utex Industries, Inc.
First Lien Term Loan	5.00%	05/21/21	1,189	1,192,335
Second Lien Term Loan	8.25%	05/20/22	469	478,001
Western Refining, Inc., Term Loan	4.25%	11/12/20	1,903	1,903,383
				96,304,566

Publishing–4.23%
Cygnus Business Media, Inc., Term Loan (Acquired 07/19/04; Cost $3,677,980)(f)	8.25%	12/31/15	3,678	2,574,586
Getty Images, Inc.
Revolver Loan(c)	—	10/18/17	1,244	1,093,961
Revolver Loan(d)	0.00%	10/18/17	2,910	2,561,121
Term Loan	4.75%	10/18/19	2,034	1,928,497
Harland Clarke Holdings Corp.,
Term Loan B-2	5.48%	06/30/17	628	631,072
Term Loan B-4	6.00%	08/04/19	922	934,134
Interactive Data Corp., Term Loan	4.75%	05/02/21	7,027	7,059,007
MC Communications, LLC, Term Loan(g)	0.00%	03/31/15	3,530	247,100
MediMedia USA, Inc., First Lien Term Loan	8.00%	11/20/18	4,288	4,213,267
Merrill Communications LLC, Term Loan	5.75%	03/08/18	6,406	6,486,279
MTL Publishing LLC, Term Loan B-2	3.75%	06/29/18	96	95,346
Multi Packaging Solutions, Inc.
Term Loan A	4.25%	09/30/20	1,062	1,061,187
Term Loan B	4.25%	09/30/20	2,221	2,220,011
Newsday, LLC, Term Loan	3.66%	10/12/16	2,103	2,109,281
ProQuest LLC, Term Loan	6.00%	04/13/18	3,286	3,299,839
Southern Graphics Inc., Term Loan	4.25%	10/17/19	3,759	3,758,623
Tribune Co., Term Loan	4.00%	12/27/20	13,238	13,243,300
				53,516,611

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

13                         Invesco Senior Loan Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Radio & Television–2.52%
Clear Channel Communications, Inc.
Term Loan B	3.81%	01/29/16	$384	$381,867
Term Loan D	6.91%	01/30/19	18,299	18,074,048
Term Loan E	7.66%	07/31/19	3,152	3,149,536
Gray Television, Inc., Term Loan	3.75%	06/13/21	383	381,601
Lin Television Corp., Term Loan B	4.00%	12/21/18	1,200	1,197,114
NEP/NCP HoldCo, Inc., Second Lien Term Loan	9.50%	07/22/20	189	192,781
TWCC Holding Corp.,
Second Lien Term Loan	7.00%	06/26/20	4,901	4,849,813
Term Loan	3.50%	02/13/17	3,671	3,634,385
				31,861,145

Retailers (except Food & Drug)–6.01%
David’s Bridal, Inc.
Asset-Based Revolver Loan(d)	0.00%	10/11/17	2,300	2,139,269
Term Loan	5.00%	10/11/19	2,790	2,739,613
J.C. Penney Corp., Inc., Term Loan	5.00%	06/20/19	1,430	1,432,461
Lands’ End, Inc., Term Loan B	4.25%	04/02/21	2,685	2,668,627
Leonardo Acquisition Corp., Term Loan	4.25%	01/31/21	842	837,018
Men’s Wearhouse, Inc. (The), Term Loan B	4.50%	06/18/21	5,276	5,303,232
Michaels Stores, Inc., Term Loan	4.00%	01/28/20	4,237	4,220,689
National Vision, Inc., First Lien Term Loan	4.00%	03/13/21	2,207	2,176,000
Nine West Holdings, Inc., Term Loan	4.75%	10/08/19	2,046	2,053,417
OSP Group, Inc., First Lien Term Loan	4.50%	03/18/21	2,255	2,255,381
Payless, Inc.
Second Lien Term Loan	8.50%	03/11/22	1,298	1,290,515
Term Loan	5.00%	03/11/21	4,071	4,063,108
Pep Boys–Manny, Moe & Jack, Term Loan	4.25%	10/11/18	1,903	1,899,675
Pier 1 Imports (U.S.), Inc., Term Loan	4.50%	04/30/21	1,129	1,128,281
Savers Inc., Term Loan	5.00%	07/09/19	6,354	6,371,983
Sears Roebuck Acceptance Corp.., Term Loan	5.50%	06/30/18	14,783	14,807,136
Spin Holdco Inc., First Lien Term Loan	4.25%	11/14/19	8,419	8,370,030
Toys ‘R’ US Property Co. I, LLC, Term Loan	6.00%	08/21/19	7,769	7,482,489
Toys ‘R’ US-Delaware, Inc.
Term Loan	6.00%	09/01/16	1,852	1,740,133
Term Loan B-2	5.25%	05/25/18	684	579,638
Term Loan B-3	5.25%	05/25/18	88	74,819
Wilton Brands LLC, Term Loan B	7.50%	08/30/18	2,567	2,441,800
				76,075,314

Steel–0.70%
JFB Firth Rixson Inc., Term Loan	4.25%	06/30/17	1,086	1,086,905
JMC Steel Group Inc., Term Loan	4.75%	04/01/17	2,097	2,094,092
TMS International Corp., Term Loan B	4.50%	10/16/20	2,071	2,073,642
Waupaca Foundry, Inc., Term Loan	4.00%	06/29/17	3,598	3,600,118
				8,854,757

Surface Transport–1.11%
Kenan Advantage Group, Inc., Term Loan D (Acquired 12/11/13; Cost $485,556)	3.75%	06/11/16	486	487,240
Navios Partners Finance (US) Inc., Term Loan	5.25%	06/27/18	5,554	5,626,291
Stena International S.A. (Luxembourg), Term Loan	4.00%	03/03/21	3,854	3,846,815
Swift Transportation Co., LLC, Term Loan B	3.75%	06/09/21	458	458,565
U.S. Shipping Corp., Term Loan B-1(c)	—	04/30/18	2,460	2,487,583

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

14                         Invesco Senior Loan Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Surface Transport–(continued)
Vouvray US Finance LLC
Second Lien Term Loan	8.50%	12/27/21	$599	$600,037
Term Loan	5.00%	06/27/21	526	527,555
				14,034,086

Telecommunications–5.57%
Avaya Inc.
Term Loan B-3	4.66%	10/26/17	15,696	15,260,893
Term Loan B-6	6.50%	03/31/18	2,439	2,450,404
Consolidated Communications, Inc., Term Loan	4.25%	12/23/20	9,713	9,745,099
Fairpoint Communications, Inc., Term Loan	7.50%	02/14/19	7,140	7,296,431
Hargray Communications Group, Inc., Term Loan	4.75%	06/26/19	2,150	2,162,180
Level 3 Communications, Inc.
Term Loan B	4.00%	01/15/20	5,506	5,490,413
Term Loan B-III	4.00%	08/01/19	70	69,342
LTS Buyer LLC, Second Lien Term Loan	8.00%	04/12/21	91	91,661
Nextgen Finance, LLC, Term Loan B	5.00%	05/31/21	3,436	3,412,294
NTELOS Inc., Term Loan B	5.75%	11/09/19	7,587	7,619,754
SBA Senior Finance II LLC, Incremental Term Loan B-1(c)	—	03/24/21	750	744,026
Syniverse Holdings, Inc., Term Loan(c)	—	04/23/19	1,750	1,735,055
U.S. TelePacific Corp., Term Loan	5.75%	02/23/17	3,479	3,487,526
XO Communications, LLC, Term Loan	4.25%	03/20/21	1,535	1,532,978
Yankee Cable Acquisition, LLC, Term Loan	4.50%	03/01/20	5,851	5,866,700
Zayo Group, LLC, Term Loan	4.00%	07/02/19	3,516	3,509,019
				70,473,775

Utilities–1.91%
Calpine Construction Finance Co., L.P., Term Loan B-2	3.25%	01/31/22	4,144	4,081,995
Energy Future Intermediate Holding Co LLC, DIP Term Loan	4.25%	06/19/16	2,000	2,006,750
EquiPower Resources Holdings, LLC
First Lien Term Loan B	4.25%	12/21/18	579	579,882
First Lien Term Loan C	4.25%	12/31/19	3,337	3,339,884
NSG Holdings LLC, Term Loan	3.75%	12/11/19	1,231	1,221,862
Texas Competitive Electric Holdings Co., LLC
Extended PIK Term Loan(e)(h)	4.65%	10/10/17	9,534	7,407,819
PIK Term Loan(e)(h)	4.65%	10/10/14	6,019	4,675,376
USIC Holdings, Inc., First Lien Term Loan	4.00%	07/10/20	878	873,570
				24,187,138
Total Variable Rate Senior Loan Interests				1,372,242,056

Bonds & Notes–7.25%
Aerospace & Defense–0.07%
LMI Aerospace Inc(i)	7.38%	07/15/19	824	839,450

Air Transport–0.13%
Continental Micronesia, Inc.(i)	6.75%	09/15/15	1,700	1,703,400

Business Equipment & Services–0.22%
ADT Corp. (The)	6.25%	10/15/21	1,600	1,700,000
First Data Corp.(i)	6.75%	11/01/20	1,047	1,135,995
				2,835,995

Cable & Satellite Television–0.77%
UPC Broadband Holdings, B.V. (Netherlands)(i)	6.63%	07/01/20	1,385	1,478,445
UPC Broadband Holdings, B.V. (Netherlands)(i)	7.25%	11/15/21	7,223	7,945,300

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

15                         Invesco Senior Loan Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Cable & Satellite Television–(continued)
UPC Broadband Holdings, B.V. (Netherlands)(i)	6.88%	01/15/22	$328	$359,160
				9,782,905

Chemicals & Plastics–0.83%
Hexion Specialty Chemicals, Inc.	6.63%	04/15/20	8,757	9,260,527
Ineos Holdings Ltd.(i)	8.38%	02/15/19	457	496,416
Ineos Holdings Ltd.(i)	7.50%	05/01/20	291	315,735
Taminco Global Chemical Corp.(i)	9.75%	03/31/20	419	464,043
				10,536,721

Containers & Glass Products–1.21%
Ardagh Glass Finance PLC(i)	6.25%	01/31/19	1,051	1,072,020
Ardagh Glass Finance PLC(i)	7.00%	11/15/20	221	226,826
Reynolds Group Holdings Inc.	7.88%	08/15/19	3,197	3,464,749
Reynolds Group Holdings Inc.	9.88%	08/15/19	3,309	3,681,263
Reynolds Group Holdings Inc.	5.75%	10/15/20	6,591	6,912,311
				15,357,169

Electronics & Electrical–0.23%
Blackboard Inc.(i)	7.75%	11/15/19	2,799	2,875,973

Food Products–0.05%
Chiquita Brands LLC	7.88%	02/01/21	549	604,586

Forest Products–0.29%
Verso Paper Holdings LLC	11.75%	01/15/19	3,452	3,641,860

Healthcare–0.70%
Biomet Inc.	6.50%	08/01/20	866	935,280
Community Health Systems, Inc.(i)	6.88%	02/01/22	626	669,820
DJO Finance LLC	9.75%	10/15/17	2,141	2,242,698
DJO Finance LLC	8.75%	03/15/18	2,552	2,724,260
Kinetic Concepts, Inc.	10.50%	11/01/18	1,976	2,220,530
				8,792,588

Lodging & Casinos–0.06%
Harrah’s Operating Co., Inc.	9.00%	02/15/20	906	733,860

Nonferrous Metals & Minerals–0.23%
TiZir Ltd. (United Kingdom)(i)	9.00%	09/28/17	2,900	2,914,500

Oil & Gas–0.47%
Pacific Drilling S.A. (Luxembourg)(i)	5.38%	06/01/20	2,928	2,869,440
Seventy Seven Operating LLC(i)	6.50%	07/15/22	130	134,550
Tervita Corp. (Canada)(i)	8.00%	11/15/18	2,588	2,705,236
Western Refining, Inc.	6.25%	04/01/21	232	242,440
				5,951,666

Publishing–0.20%
Merrill Communications LLC(i)	10.00%	03/08/23	2,832	2,491,958

Radio & Television–0.07%
Sinclair Television Group, Inc.	6.38%	11/01/21	870	930,900

Retailers (except Food & Drug)–0.53%
Claire’s Stores Inc.(i)	9.00%	03/15/19	2,003	2,093,135
Claire’s Stores, Inc.(i)	6.13%	03/15/20	1,340	1,279,700
Guitar Center Inc.(i)	6.50%	04/15/19	2,784	2,658,720

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

16                         Invesco Senior Loan Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Retailers (except Food & Drug)–(continued)
Targus Group International, Inc. (Acquired 12/16/09-12/14/11; Cost $1,907,226)(i)	10.00%	06/14/19	$672	$671,748
				6,703,303

Telecommunications–0.94%
Avaya Inc.(i)	7.00%	04/01/19	1,790	1,789,800
Goodman Networks Inc.	12.13%	07/01/18	5,685	6,203,756
Wind Telecomunicazioni S.p.A. (Italy)(i)	6.50%	04/30/20	269	291,193
Wind Telecomunicazioni S.p.A. (Italy)(i)	7.38%	04/23/21	811	861,688
Windstream Corp.	7.50%	06/01/22	2,483	2,715,781
Windstream Corp.	6.38%	08/01/23	25	25,156
				11,887,374

Utilities–0.25%
Calpine Corp.(i)	7.50%	02/15/21	1	358
Calpine Corp.(i)	6.00%	01/15/22	538	583,730
Calpine Corp.(i)	7.88%	01/15/23	1	356
NRG Energy Inc.(i)	6.25%	07/15/22	1,018	1,072,718
NRG Energy Inc.	6.63%	03/15/23	1,466	1,564,955
				3,222,117
Total Bonds & Notes				91,806,325

Structured Products–5.62%
Apidos Cinco CDO(i)(j)	4.48%	05/14/20	639	624,025
Apidos CLO IX(i)(j)	6.73%	07/15/23	1,767	1,771,483
Apidos CLO X(i)(j)	6.49%	10/30/22	2,238	2,241,182
Apidos CLO XI(i)(j)	5.48%	01/17/23	3,105	2,939,069
Apidos CLO XV(i)(j)	4.98%	10/20/25	4,000	3,657,704
Apidos Quattro CDO(i)(j)	3.83%	01/20/19	721	710,276
Ares XI CLO, Ltd.(i)(j)	3.23%	10/11/21	1,278	1,236,309
Atrium IV CDO Corp.(i)	9.18%	06/08/19	594	624,815
Atrium X CDO(i)(j)	4.73%	07/16/25	3,932	3,534,487
Babson CLO Ltd. 2007-I(i)(j)	3.48%	01/18/21	867	818,041
Babson CLO Ltd. 2013-II(i)(j)	4.73%	01/18/25	2,964	2,667,742
Carlyle Global Market Strategies CLO 2012-3(i)(j)	5.73%	10/14/24	2,499	2,457,819
Carlyle Global Market Strategies CLO 2013-1(i)(j)	5.73%	02/14/25	1,300	1,247,541
Dryden Senior Loan Fund 2013-30(i)(j)	5.24%	10/15/25	2,361	2,187,698
Flagship CLO VI(i)(j)	4.98%	06/10/21	1,918	1,893,228
Flagship CLO VI(i)(j)	4.98%	06/10/21	1,671	1,649,705
Halcyon Loan Investors CLO II, Ltd.(i)(j)	3.83%	04/24/21	2,875	2,715,121
ING Investment Management CLO 2012-3, Ltd.(i)(j)	6.08%	10/15/22	807	795,159
ING Investment Management CLO 2012-4, Ltd.(i)(j)	5.98%	10/15/23	3,047	3,025,147
ING Investment Management CLO 2013-1, Ltd.(i)(j)	5.23%	04/15/24	2,600	2,409,924
ING Investment Management CLO 2013-3, Ltd.(i)(j)	4.73%	01/18/26	1,989	1,775,232
ING Investment Management CLO III, Ltd.(i)(j)	3.73%	12/13/20	2,098	2,022,663
ING Investment Management CLO IV, Ltd.(i)(j)	4.48%	06/14/22	542	531,060
Keuka Park CLO 2013-1(i)(j)	4.73%	10/21/24	412	371,200
KKR Financial CLO 2012-1(i)(j)	5.73%	12/15/24	3,150	3,066,434
KKR Financial CLO 2013-1(i)(j)	4.98%	07/15/25	2,393	2,172,502
Madison Park Funding X Ltd.(i)(j)	5.48%	01/20/25	1,259	1,227,787
Madison Park Funding XIV Ltd.(i)(j)	4.98%	07/20/26	750	679,567
Madison Park Funding XIV Ltd.(i)(j)	5.63%	07/20/26	1,075	949,550
Octagon Investment Partners XIV Ltd.(i)(j)	5.48%	01/15/24	1,209	1,137,022
Octagon Investment Partners XIX Ltd.(i)(j)	5.08%	04/15/26	1,741	1,596,095

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

17                         Invesco Senior Loan Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Octagon Investment Partners XVII Ltd.(i)(j)	4.73%	10/25/25	$775	$697,554
Octagon Investment Partners XVIII Ltd.(i)(j)	5.48%	12/16/24	2,964	2,792,103
Pacifica CDO VI, Ltd.(i)(j)	3.98%	08/15/21	1,059	994,172
Regatta IV Funding Ltd. 2014-1(i)(j)	5.18%	07/25/26	1,070	969,907
Seneca Park CLO Ltd. 2014-1(i)(j)	4.92%	07/17/26	500	454,001
Sierra CLO II Ltd.(i)(j)	3.73%	01/22/21	1,279	1,237,862
Silverado CLO 2006-II Ltd.(i)(j)	3.98%	10/16/20	1,545	1,478,897
Slater Mill Loan Fund, LP(i)(j)	5.73%	08/17/22	2,023	1,989,598
Symphony CLO IX, Ltd.(i)(j)	5.23%	04/16/22	3,521	3,429,352
Symphony CLO VIII, Ltd.(i)(j)	5.98%	01/09/23	1,916	1,906,282
Symphony CLO 2014-14.(i)(j)	4.60%	07/14/26	500	449,673
Total Structured Products				71,134,988

			Shares
Common Stocks & Other Equity Interests–2.97%
Aerospace & Defense–0.01%
IAP Worldwide Services(i)(k)			229	183,594

Building & Development–1.36%
Axia Inc. (Acquired 05/30/08; Cost $2,268,885)(f)(i)(k)			505	2,463,337
Building Materials Holding Corp.(i)(k)			1,279,379	10,235,032
Lake at Las Vegas Joint Venture, LLC, Class A (Acquired 07/15/10; Cost $7,938,060)(i)(k)			780	0
Lake at Las Vegas Joint Venture, LLC, Class B (Acquired 07/15/10; Cost $93,975)(i)(k)			9	0
Lake at Las Vegas Joint Venture, LLC, Class C, Wts. expiring 07/15/15 (Acquired 07/15/10; Cost $0)(i)(k)			39	0
Lake at Las Vegas Joint Venture, LLC, Class D, Wts. expiring 07/15/15 (Acquired 07/15/10; Cost $0)(i)(k)			54	0
Lake at Las Vegas Joint Venture, LLC, Class E, Wts. expiring 07/15/15 (Acquired 07/15/10; Cost $0)(i)(k)			60	0
Lake at Las Vegas Joint Venture, LLC, Class F, Wts. expiring 07/15/15 (Acquired 07/15/10; Cost $0)(i)(k)			67	0
Lake at Las Vegas Joint Venture, LLC, Class G, Wts. expiring 07/15/15 (Acquired 07/15/10; Cost $0)(i)(k)			76	0
Newhall Holding Co., LLC Class A,(i)(k)			621,593	2,537,963
Rhodes Ranch General Partnership (Acquired 11/23/05; Cost $1,329,375)(i)(l)			1,038,734	83,099
Tamarack Resort LLC (Acquired 03/07/14; Cost $0)(i)(k)			28,000	0
WCI Communities, Inc.(k)			93,512	1,865,570
				17,185,001

Commodity Chemicals–0.00%
Lyondell Chemical Co.–Class A,(l)			142	16,238

Conglomerates–0.04%
Euramax International, Inc.(i)(k)			3,272	490,830

Containers & Glass Products–0.00%
Nexpak Corp. (Acquired 09/01/99; Cost $6,411,681)(i)(k)			70	0

Cosmetics & Toiletries–0.18%
Levlad, LLC & Arbonne International, LLC(i)(k)			4,893	550,417
Marietta Intermediate Holding Corp. (Acquired 12/22/04-01/14/05; Cost $4,632,828)(f)(i)(k)			3,872,488	1,703,895
Marietta Intermediate Holding Corp. Wts. expiring 02/20/19, (Acquired 07/25/06; Cost $0)(f)(i)(k)			519,444	0
				2,254,312

Drugs–0.00%
BPA Laboratories, Inc. Class A Wts. expiring 04/29/24 (Acquired 04/29/14; Cost $0)(i)(k)			7,160	0
BPA Laboratories, Inc. Class B Wts. expiring 04/29/24 (Acquired 04/29/14; Cost $0)(i)(k)			11,479	0
				0

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

18                         Invesco Senior Loan Fund

	Shares	Value
Financial Intermediaries–0.00%
RJO Holdings Corp.(i)(k)	2,852	$28,516
RJO Holdings Corp. Class A(i)(k)	2,314	1,157
RJO Holdings Corp. Class B(i)(k)	3,000	1,500
		31,173

Home Furnishings–0.23%
Quality Home Brands Holdings LLC(i)(k)	9,358	1,310,120
World Kitchen, LLC (Acquired 01/31/03; Cost $138,363)(i)(l)	52,654	1,565,403
		2,875,523

Lodging & Casinos–0.56%
Twin River Management Group, Inc., Class A(i)(k)	189,050	7,057,804

Publishing–0.57%
Affiliated Media, Inc.(i)(k)	81,915	2,600,805
Cygnus Business Media, Inc. (Acquired 07/19/04; Cost $1,793,148)(f)(i)(k)	8,426	0
F&W Publications, Inc.(i)(k)	18,385	1,103,106
MC Communications, LLC (Acquired 07/02/09; Cost $0)(i)(k)	739,818	0
Merrill Communications LLC Class A(i)(k)	326,686	1,960,116
Tribune Co.–Class A(m)	19,027	1,451,760
Tribune Publishing Co.(k)	4,756	91,315
		7,207,102

Retailers (except Food & Drug)–0.02%
Targus Group International, Inc. (Acquired 12/16/09; Cost $0)(i)(k)	22,469	258,843

Telecommunications–0.00%
CTM Media Holdings Inc.(l)	127	11,430
Total Common Stocks & Other Equity Interests		37,571,850

Preferred Stocks–0.02%
Building & Development–0.01%
Tamarack Resort LLC (Acquired 03/07/14; Cost $119,180)(i)(k)	505	119,180

Financial Intermediaries–0.00%
RJO Holdings Corp. Series A-2(i)(k)	584	48,473

Utilities–0.01%
Genie Energy Ltd.(l)	7,632	58,537
Total Preferred Stocks		226,190

Money Market Funds–0.66%
Liquid Assets Portfolio–Institutional Class(n)	4,193,039	4,193,039
Premier Portfolio–Institutional Class(n)	4,193,039	4,193,039
Total Money Market Funds		8,386,078
TOTAL INVESTMENTS(o)–124.94% (Cost $1,586,640,400)		1,581,367,487
BORROWINGS–(19.36)%		(245,000,000)
OTHER ASSETS LESS LIABILITIES–(5.58)%		(70,634,377)
NET ASSETS–100.00%		$1,265,733,110

Investment Abbreviations:

CDO	– Collateralized Debt Obligation
CLO	– Collateralized Loan Obligation
DIP	– Debtor-in-Possession
LOC	– Letter of Credit
PIK	– Payment-in-Kind
Wts.	– Warrants

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

19                         Invesco Senior Loan Fund

Notes to Schedule of Investments:

(a)	Variable rate senior loan interests are, at present, not readily marketable, not registered under the Securities Act of 1933, as amended (the “1933 Act”), and may be subject to contractual and legal restrictions on sale. Senior secured corporate loans and senior secured debt securities in the Fund’s portfolio generally have variable rates which adjust to a base, such as the London Inter-Bank Offered Rate (“LIBOR”), on set dates, typically every 30 days but not greater than one year; and/or have interest rates that float at a margin above a widely recognized base lending rate such as the Prime Rate of a designated U.S. bank.
(b)	Variable rate senior loan interests often require prepayments from excess cash flow or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, it is anticipated that the senior secured floating rate interests will have an expected average life of three to five years.
(c)	This variable rate interest will settle after August 31, 2014, at which time the interest rate will be determined.
(d)	All or a portion of this holding is subject to unfunded loan commitments. Interest rate will be determined at the time of funding. See Note 8.
(e)	All or a portion of this security is Payment-in-Kind.

Issuer	Cash Rate	PIK Rate
Lake at Las Vegas Joint Venture, LLC, PIK Exit Revolver Loan	—%	5.00%
Tamarack Resort LLC, PIK Term Loan A	8.00	8.00
Tamarack Resort LLC, PIK Term Loan B	—	6.50
Texas Competitive Electric Holdings Co., LLC, Extended Term Loan	4.65	4.65
Texas Competitive Electric Holdings Co., LLC, Term Loan	4.65	4.65

(f)	Affiliated company during the period. The Investment Company Act of 1940 defines affiliates as those companies in which a fund holds 5% or more of the outstanding voting securities. The Fund has not owned enough of the outstanding voting securities of the issuer to have control (as defined in the Investment Company Act of 1940) of that issuer. The aggregate value of these securities as of August 31, 2014 was $9,929,532, which represented less than 1% of the Fund’s Net Assets. See Note 4.
(g)	Defaulted security. Currently, the issuer is partially or fully in default with respect to interest payments. The value of this security at August 31, 2014 was $247,100, which represented less than 1% of the Fund’s Net Assets.
(h)	The borrower has filed for protection in federal bankruptcy court.
(i)	Security purchased or received in a transaction exempt from registration under the 1933 Act. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at August 31, 2014 was $147,439,591, which represented 11.65% of the Fund’s Net Assets.
(j)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on August 31, 2014.
(k)	Non-income producing security acquired through the restructuring of senior loans.
(l)	Security acquired through the restructuring of senior loans.
(m)	Security acquired as part of a bankruptcy restructuring.
(n)	The money market fund and the Fund are affiliated by having the same investment adviser.
(o)	Calculated as a percentage of net assets. Amounts in excess of 100% are due to the Fund’s use of leverage.

Portfolio Composition†

By credit quality rating, based on total investments*

as of August 31, 2014

A+	0.0%
BBB+	0.0
BBB	0.2
BBB-	0.1
BB+	4.3
BB	10.6
BB-	13.1
B+	19.9
B	27.2
B-	8.4
CCC+	6.6
CCC	0.8
CCC-	0.3
CC	0.2
Not-Rated	5.9
Equity	2.4

†	Source: Standard & Poor’s. A credit rating is an assessment provided by a nationally recognized statistical rating organization (NRSRO) of the creditworthiness of an issuer with respect to debt obligations, including specific securities, money market instruments or other debts. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest); ratings are subject to change without notice. “Non-Rated” indicates the debtor was not rated, and should not be interpreted as indicating low quality. For more information on Standard and Poor’s rating methodology, please visit standardandpoors.com and select “Understanding Ratings” under Rating Resources on the homepage.
*	Excluding money market fund holdings.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

20                         Invesco Senior Loan Fund

Statement of Assets and Liabilities

August 31, 2014

(Unaudited)

Assets:
Investments, at value (Cost $1,555,540,279)	$1,563,051,877
Investments in affiliates, at value (Cost $31,100,121)	18,315,610
Total investments, at value (Cost $1,586,640,400)	1,581,367,487
Cash	10,381,075
Receivable for:
Investments sold	52,641,593
Interest and fees	10,341,933
Fund shares sold	2,527,709
Investments matured, at value (Cost $19,855,127)	892,472
Investment for trustee deferred compensation and retirement plans	24,236
Other assets	398,836
Total assets	1,658,575,341

Liabilities:
Payable for:
Investments purchased	141,383,616
Fund shares repurchased	201,930
Income distributions	3,990,713
Accrued fees to affiliates	548,473
Accrued interest expense	220,236
Accrued trustees’ and officers’ fees and benefits	17,199
Accrued other operating expenses	439,825
Borrowings	245,000,000
Trustee deferred compensation and retirement plans	92,847
Upfront facilities fees	947,392
Total liabilities	392,842,231
Net assets applicable to common shares	$1,265,733,110

Net assets applicable to common shares consist of:
Shares of beneficial interest	$2,117,235,902
Undistributed net investment income	(12,458,614)
Undistributed net realized gain (loss)	(814,808,610)
Net unrealized appreciation (depreciation)	(24,235,568)
$1,265,733,110

Net Assets:
Class A	$231,219,919
Class B	$8,974,215
Class C	$206,250,827
Class Y	$3,374,837
Class IB	$753,543,093
Class IC	$62,370,219

Shares outstanding, $0.01 par value per share:
Class A	32,963,417
Class B	1,274,841
Class C	29,383,011
Class Y	480,803
Class IB	107,301,276
Class IC	8,884,416
Class A:
Net asset value per share	$7.01
Maximum offering price per share
(Net asset value of $7.01 ÷ 96.75%)	$7.25
Class B:
Net asset value and offering price per share	$7.04
Class C:
Net asset value and offering price per share	$7.02
Class Y:
Net asset value and offering price per share	$7.02
Class IB:
Net asset value and offering price per share	$7.02
Class IC:
Net asset value and offering price per share	$7.02

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

21                         Invesco Senior Loan Fund

Statement of Operations

For the six months ended August 31, 2014

(Unaudited)

Investment income:
Interest	$41,657,672
Interest and dividends from affiliates	349,360
Dividends	1,639,203
Other income	2,044,535
Total investment income	45,690,770

Expenses:
Advisory fees	5,712,944
Administrative services fees	1,643,211
Custodian fees	212,411
Distribution fees:
Class A	301,011
Class B	12,341
Class C	1,036,921
Class IC	48,775
Interest, facilities and maintenance fees	1,375,784
Transfer agent fees	629,609
Trustees’ and officers’ fees and benefits	72,744
Reports to shareholders	626,877
Other	301,093
Total expenses	11,973,721
Less: Fees waived, expenses reimbursed and expense offset arrangement(s)	(11,390)
Net expenses	11,962,331
Net investment income	33,728,439

Realized and unrealized gain (loss):
Investment securities	(29,653,776)
Foreign currencies	73
(29,653,703)
Change in net unrealized appreciation of investment securities	31,541,470
Net realized and unrealized gain	1,887,767
Net increase in net assets resulting from operations	$35,616,206

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

22                         Invesco Senior Loan Fund

Statement of Changes in Net Assets

For the six months ended August 31, 2014 and the year ended February 28, 2014

(Unaudited)

	August 31, 2014	February 28, 2014
Operations:
Net investment income	$33,728,439	$63,679,588
Net realized gain (loss)	(29,653,703)	(84,466)
Change in net unrealized appreciation	31,541,470	31,476,072
Net increase in net assets resulting from operations	35,616,206	95,071,194

Distributions to shareholders from net investment income:
Class A	(5,730,322)	(10,046,134)
Class B	(235,605)	(648,309)
Class C	(19,785,034)	(8,205,477)
Class Y	(82,093)	(15,087)
Class IB	(1,583,203)	(50,252,698)
Class IC	(4,172,829)	(4,069,650)
Total distributions to shareholders from net investment income	(31,589,086)	(73,237,355)

Return of capital:
Class A	—	(336,624)
Class B	—	(21,180)
Class C	—	(313,733)
Class Y	—	(591)
Class IB	—	(1,577,428)
Class IC	—	(131,147)
Total return of capital	—	(2,380,703)

Share transactions–net:
Class A	(1,979,310)	106,484,523
Class B	(1,632,881)	(2,502,933)
Class C	10,462,349	50,597,505
Class Y	1,012,598	2,351,654
Class IB	(54,058,413)	(85,622,610)
Class IC	(3,861,433)	(8,429,673)
Net increase (decrease) in net assets resulting from share transactions	(50,057,090)	62,878,466
Net increase (decrease) in net assets	(46,029,970)	82,331,602

Net assets:
Beginning of period	1,311,763,080	1,229,431,478
End of period (includes undistributed net investment income of $(12,458,614) and $(14,597,967), respectively)	$1,265,733,110	$1,311,763,080

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

23                         Invesco Senior Loan Fund

Statement of Cash Flows

For the six months ended August 31, 2014

(Unaudited)

Cash provided by operating activities:
Net increase in net assets resulting from operations	$35,616,206

Adjustments to reconcile the change in net assets from operations to net cash provided by operating activities:
Net realized gain (loss) on investment securities	29,653,776
Net change in unrealized appreciation on investments	(31,541,470)
Accretion of discounts	(4,511,620)
Amortization of loan fees	1,378,317
Net change in upfront facilities fees	(954,549)
Purchases of investments	(585,186,491)
Sales of investments/principal repayments	614,510,505
Increase in interest and fees receivable and other assets	(717,060)
Decrease in accrued expenses and other payables	36,092
Net cash provided by operating activities	58,283,706

Cash provided by (used in) financing activities:
Proceeds from shares of beneficial interest sold	79,941,969
Disbursements for shares of beneficial interest repurchased	(125,138,666)
Net proceeds from and repayments of borrowings	(9,000,000)
Distributions paid to shareholders from net investment income	(31,645,790)
Net cash provided by (used in) financing activities	(85,842,487)
Net increase (decrease) in cash	(27,558,781)
Cash and cash equivalents at beginning of period	46,325,934
Cash and cash equivalents at end of period	$18,767,153

Non-cash financing activities:
Value of shares of beneficial interest issued in reinvestment of dividends paid to shareholders	$74,364

Supplemental disclosure of cash flow information:
Cash paid during the period for interest, facilities and maintenance fees	$1,353,003

Notes to Financial Statements

August 31, 2014

(Unaudited)

NOTE 1—Significant Accounting Policies

Invesco Senior Loan Fund (the “Fund”) is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a diversified, closed-end management investment company.

The Fund’s investment objective is to provide a high level of current income, consistent with preservation of capital. The Fund invests primarily in adjustable rate senior loans (“Senior Loans”). Senior Loans are business loans that have a senior right to payment and are made to borrowers that may be corporations, partnerships, or other entities. These borrowers operate in a variety of industries and geographic regions. The Fund borrows money for investment purposes which may create the opportunity for enhanced return, but also should be considered a speculative technique and may increase the Fund’s volatility.

The Fund continuously offers Class A, Class C and Class Y shares. The Fund also has outstanding Class B, Class IB and Class IC shares which are not continuously offered. Each class of shares differs in its initial sales load, contingent deferred sales charges (“CDSC”), the allocation of class-specific expenses and voting rights on matters affecting a single class.

The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A.	Security Valuations — Variable rate senior loan interests are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may reflect appropriate factors such as ratings, tranche type, industry, company performance, spread, individual trading characteristics, institution-size trading in similar groups of securities and other market data.

Securities, including restricted securities, are valued according to the following policy. A security listed or traded on an exchange (except convertible securities) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market (but not securities reported on the NASDAQ Stock Exchange) are valued based on the prices furnished by independent pricing services, in which case the securities may be considered fair valued, or by market makers. Each security reported on the NASDAQ Stock

24                         Invesco Senior Loan Fund

Exchange is valued at the NASDAQ Official Closing Price (“NOCP”) as of the close of the customary trading session on the valuation date or absent a NOCP, at the closing bid price.

Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Swap agreements are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service are valued based on a model which may include end of day net present values, spreads, ratings, industry, and company performance.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the Adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain of the Fund’s investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from the settlement date. Facility fees received may be amortized over the life of the loan. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Other income is comprised primarily of amendment fees which are recorded when received. Amendment fees are received in return for changes in the terms of the loan or note.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

25                         Invesco Senior Loan Fund

The Fund allocates realized and unrealized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.

C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Distributions — Distributions from net investment income are declared daily and paid monthly. Distributions from net realized capital gain, if any, are generally declared and paid annually and recorded on the ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.
E.	Federal Income Taxes — The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F.	Interest, Facilities and Maintenance Fees — Interest, Facilities and Maintenance Fees include interest and related borrowing costs such as commitment fees and other expenses associated with lines of credit and interest and administrative expenses related to establishing and maintaining the credit agreement.
G.	Accounting Estimates — The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
H.	Indemnifications — Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
I.	Cash and Cash Equivalents — For the purposes of the Statement of Cash Flows, the Fund defines Cash and Cash Equivalents as cash (including foreign currency), money market funds and other investments held in lieu of cash and excludes investments made with cash collateral received.
J.	Securities Purchased on a When-Issued and Delayed Delivery Basis — The Fund may purchase and sell interests in corporate loans and corporate debt securities and other portfolio securities on a when-issued and delayed delivery basis, with payment and delivery scheduled for a future date. No income accrues to the Fund on such interests or securities in connection with such transactions prior to the date the Fund actually takes delivery of such interests or securities. These transactions are subject to market fluctuations and are subject to the risk that the value at delivery may be more or less than the trade date purchase price. Although the Fund will generally purchase these securities with the intention of acquiring such securities, they may sell such securities prior to the settlement date.
K.	Industry Concentration — To the extent that the Fund is concentrated in securities of issuers in the banking and financial services industries, the Fund’s performance will depend to a greater extent on the overall condition of those industries. The value of these securities can be sensitive to changes in government regulation, interest rates and economic downturns in the U.S. and abroad.
L.	Bank Loan Risk Disclosures — Although the resale, or secondary market for floating rate loans has grown substantially over the past decade, both in overall size and number of market participants, there is no organized exchange or board of trade on which floating rate loans are traded. Instead, the secondary market for floating rate loans is a private, unregulated interdealer or interbank resale market. Such a market may therefore be subject to irregular trading activity, wide bid/ask spreads, and extended trade settlement periods. Similar to other asset classes, bank loan funds may be exposed to counterparty credit risk, or the risk than an entity with which the Fund has unsettled or open transactions may fail to or be unable to perform on its commitments. The Fund manages counterparty credit risk by entering into transactions only with counterparties that they believe have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.
M.	Other Risks — The Fund may invest all or substantially of its assets in senior secured floating rate loans, senior secured debt securities or other securities rated below investment grade. These securities are generally considered to have speculative characteristics and are subject to greater risk of loss of principal and interest than higher rated securities. The value of lower quality debt securities and floating rate loans can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market or economic developments.

The Fund invests in corporate loans from U.S. or non-U.S. companies (the “Borrowers”). The investment of the Fund in a corporate loan may take the form of participation interests or assignments. If the Fund purchases a participation interest from a syndicate of lenders (“Lenders”) or one of the participants in the syndicate (“Participant”), one or more of which administers the loan on behalf of all the Lenders (the “Agent Bank”), the Fund would be required to rely on the Lender that sold the participation interest not only for the enforcement of the Fund’s rights against the

26                         Invesco Senior Loan Fund

Borrower but also for the receipt and processing of payments due to the Fund under the corporate loans. As such, the Fund is subject to the credit risk of the Borrower and the Participant. Lenders and Participants interposed between the Fund and a Borrower, together with Agent Banks, are referred to as “Intermediate Participants”.

N.	Leverage Risk — The Fund may utilize leverage to seek to enhance the yield of the Fund by borrowing. There are risks associated with borrowing in an effort to increase the yield and distributions on the shares, including that the costs of the financial leverage may exceed the income from investments made with such leverage, the higher volatility of the net asset value of the shares, and that fluctuations in the interest rates on the borrowing may affect the yield and distributions to the shareholders. There can be no assurance that the Fund’s leverage strategy will be successful.

NOTE 2—Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:

Average Net Assets	Rate
First $500 million	0.90%
Next $1 billion	0.85%
Next $1 billion	0.825%
Next $500 million	0.80%
Over $3 billion	0.775%

Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, may pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Sub-Adviser(s).

The Adviser has contractually agreed, through at least June 30, 2016, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash in such affiliated money market funds.

For the six months ended August 31, 2014, the Adviser waived advisory fees of $10,399.

The Fund has entered into an administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs related to monitoring the provisions of the loan agreements and any agreements with respect to participations and assignments, record keeping responsibilities with respect to interests in Senior Loans in the Fund’s portfolio and providing certain services to the holders of the Fund’s securities. For the six months ended August 31, 2014, expenses incurred under these agreements are shown in the Statement of Operations as Administrative services fees. Also, Invesco has entered into service agreements whereby State Street Bank and Trust Company (“SSB”) serve as custodian and fund accountant and provides certain administrative services of the Fund.

The Fund has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. For the six months ended August 31, 2014, expenses incurred under these agreements are shown in the Statement of Operations as Transfer agent fees.

Shares of the Fund are distributed by Invesco Distributors, Inc. (“IDI”). The Fund has adopted a distribution plan pursuant to Rule 12b-1 under the 1940 Act, and a service plan (collectively, the “Plans”) for Class A shares, Class B shares, Class C shares and Class IC shares to compensate IDI for the sale, distribution, shareholder servicing and maintenance of shareholder accounts for these shares. Under the Plans, the Fund will incur annual fees of up to 0.25% of the average daily net assets of Class A shares and up to 1.00% each of the average daily net assets of Class B and Class C shares and up to 0.15% (0.25% maximum) of the average daily net assets of Class IC shares.

With respect to Class B and Class C shares, the Fund is authorized to reimburse in future years any distribution related expenses that exceed the maximum annual reimbursement rate for such class, so long as such reimbursement does not cause the Fund to exceed the Class B and Class C maximum annual reimbursement rate, respectively. With respect to Class A shares, distribution related expenses that exceed the maximum annual reimbursement rate for such class are not carried forward to future years and the Fund will not reimburse IDI for any such expenses.

For the six months ended August 31, 2014, expenses incurred under these agreements are shown in the Statement of Operations as Distribution fees.

Front-end sales commissions and CDSC (collectively, the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended August 31, 2014, IDI advised the Fund that IDI retained $12,583 in front-end sales commissions from the sale of Class A shares and $1,118, $14,269 and $23,267 from Class B, Class C and Class IB shares, respectively, for CDSC imposed on redemptions by shareholders.

Certain officers and trustees of the Fund are officers and directors of Invesco.

27                         Invesco Senior Loan Fund

NOTE 3—Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 —	Prices are determined using quoted prices in an active market for identical assets.
Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of August 31, 2014. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

During the six months ended August 31, 2014, there were transfers from Level 1 to Level 2 of $2,976,785 due to securities not trading in an active market, from Level 1 to Level 3 of $11,389,268 and from Level 2 to Level 3 of $24,544,867 due to third-party vendor quotations utilizing single market quotes and from Level 3 to Level 2 of $12,488,090 due to third-party vendor quotations utilizing more than one market quote.

	Level 1	Level 2	Level 3	Total
Variable Rate Senior Loan Interests	$—	$1,274,812,708	$97,429,348	$1,372,242,056
Bonds & Notes	—	91,806,325	—	91,806,325
Structured Products	—	71,134,988	—	71,134,988
Equity Securities	9,945,391	17,317,066	18,921,661	46,184,118
Total Investments	$9,945,391	$1,455,071,087	$116,351,009	$1,581,367,487

A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) during the six months ended August 31, 2014:

	Beginning Balance, as of February 28, 2014	Purchases	Sales	Accrued discounts/ premiums	Net realized gain (loss)	Net Change in Unrealized Appreciation	Transfers into Level 3	Transfers out of Level 3	Ending Balance, as of August 31, 2014
Variable Rate Senior Loan Interests	$69,420,734	$50,546,384	$(28,045,114)	$55,086	$(9,365,612)	$9,659,256	$20,108,230	$(14,949,616)	$97,429,348
Bonds & Notes	671,748	—	—	(67)	—	67	—	(671,748)	—
Equity Securities	18,584,130	119,180	—	—	—	5,017,892	83,098	(4,882,639)	18,921,661
Total	$88,676,612	$50,665,564	$(28,045,114)	$55,019	$(9,365,612)	$14,677,215	$20,191,328	$(20,504,003)	$116,351,009

Securities determined to be Level 3 at the end of the reporting period were valued utilizing quotes from a third-party vendor pricing service. A significant change in third-party pricing information could result in a significantly lower or higher value in Level 3 investments.

28                         Invesco Senior Loan Fund

NOTE 4—Investments in Other Affiliates

The 1940 Act defines affiliates as those issuances in which a fund holds 5% or more of the outstanding voting securities. The Fund has not owned enough of the outstanding voting securities of the issuer to have control (as defined in the 1940 Act) of that issuer. The following is a summary of the investments in other affiliates for the six months ended August 31, 2014.

	Value 02/28/14	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value 08/31/14	Interest Income
Axia Inc., Common Shares	$2,167,737	$—	$—	$295,600	$—	$2,463,337	$—
Axia Inc., PIK Second Lien Term Loan A	521,072	16,553	(537,626)	904,997	(904,996)	—	20,795
Axia Inc., Second Lien Term Loan B	813,704	—	(813,704)	1,526,389	(1,526,389)	—	14,579
Cygnus Business Media, Inc., Common Shares	0	—	—	—	—	0	—
Cygnus Business Media, Inc., Term Loan	2,525,578	—	(531,316)	580,311	13	2,574,586	196,765
Endurance Business Media, Inc., Class A Common Shares	0	—	(0)	—	—	—	—
Endurance Business Media, Inc., First Lien Term Loan	1,666,841	—	(1,448,973)	6,738,069	(6,955,937)	—	—
Marietta Intermediate Holding Corp., Common Shares	2,013,694	—	—	(309,799)	—	1,703,895	—
Marietta Intermediate Holding Corp., First Lien Term Loan B	3,187,714	—	—	—	—	3,187,714	114,628
Marietta Intermediate Holding Corp., Warrants	0	—	—	—	—	0	—
Total	$12,896,340	$16,553	$(3,331,619)	$9,735,567	$(9,387,309)	$9,929,532	$346,767

NOTE 5—Expense Offset Arrangement(s)

The expense offset arrangement is comprised of transfer agency credits which result from balances in demand deposit accounts used by the transfer agent for clearing shareholder transactions. For the six months ended August 31, 2014, the Fund received credits from this arrangement, which resulted in the reduction of the Fund’s total expenses of $991.

NOTE 6—Trustees’ and Officers’ Fees and Benefits

Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Effective August 29, 2014, Trustees will have the option to defer compensation payable by the Fund, and “Trustees’ and Officers’ Fees and Benefits” will include amounts accrued by the Fund to fund such deferred compensation amounts.

During the six months ended August 31, 2014, the Fund did not pay any legal fees for services rendered by Skadden, Arps, Slate, Meagher & Flom LLP as counsel to the Fund. A trustee of the Fund is Of Counsel of Skadden, Arps, Slate, Meagher & Flom LLP. Effective August 29, 2014, Skadden, Arps, Slate, Meagher & Flom LLP is no longer counsel to the Fund.

NOTE 7—Cash Balances and Borrowings

The Fund entered into a $375 million revolving credit and security agreement which will expire on August 25, 2015. The revolving credit agreement is secured by the assets of the Fund.

During the six months ended August 31, 2014, the average daily balance of borrowing under the revolving credit and security agreement was $221,891,304 with a weighted interest rate of 0.19%. Expenses under the credit and security agreement are shown in the Statement of Operations as Interest, facilities and maintenance fees.

Additionally, the Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. Such balances, if any at period end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.

29                         Invesco Senior Loan Fund

NOTE 8—Unfunded Loan Commitments

As of August 31, 2014, the Fund had unfunded loan commitments, which could be extended at the option of the borrower, pursuant to the following loan agreements with the following borrowers:

Borrower	Type	Principal Amount	Value
David’s Bridal, Inc.	Asset-Based Revolver Loan	$ 2,300,290	$ 2,139,269
Delta Airlines, Inc.	Revolver Loan	8,340,476	8,152,816
Delta Airlines, Inc.	Revolver Loan	1,226,541	1,195,877
Equinox Holdings, Inc.	Revolver Loan	889,980	825,456
Getty Images, Inc.	Revolver Loan	2,910,365	2,561,121
H.J. Heinz Co.	Revolver Loan	7,971,773	7,905,288
Lake at Las Vegas Joint Venture, LLC	Exit Revolver Loan	16,242	4,913
Surgical Care Affiliates, LLC	Revolver Loan B	3,000,000	2,979,150
		$26,655,667	$25,763,890

NOTE 9—Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. Capital losses generated in years beginning after December 22, 2010 can be carried forward for an unlimited period, whereas previous losses expire in 8 tax years. Capital losses with an expiration period may not be used to offset capital gains until all net capital losses without an expiration date have been utilized. Capital loss carryforwards with no expiration date will retain their character as either short-term or long-term capital losses instead of as short-term capital losses as under prior law. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

The Fund had a capital loss carryforward as of February 28, 2014, which expires as follows:

Capital Loss Carryforward*
Expiration	Short-Term	Long-Term	Total
February 28, 2015	$48,144,741	$—	$48,144,741
February 29, 2016	10,160,798	—	10,160,798
February 28, 2017	237,412,030	—	237,412,030
February 28, 2018	312,979,210	—	312,979,210
February 28, 2019	93,431,313	—	93,431,313
Not subject to expiration	—	81,402,535	81,402,535
	$702,128,092	$81,402,535	$783,530,627

*	Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.

NOTE 10—Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the six months ended August 31, 2014 was $578,204,774 and $614,562,110, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$49,986,890
Aggregate unrealized (depreciation) of investment securities	(69,812,856)
Net unrealized appreciation (depreciation) of investment securities	$(19,825,966)

Cost of investments for tax purposes is $1,601,193,453.

30                         Invesco Senior Loan Fund

NOTE 11—Share Information

	Summary of Share Activity
	Six months ended August 31, 2014(a)		Year ended February 28, 2014
	Shares	Amount	Shares	Amount
Sold:
Class A	5,356,022	$37,561,366	23,323,232	$162,268,412
Class B	27,988	197,072	296,117	2,063,031
Class C	3,898,305	27,362,502	10,602,896	73,814,602
Class Y(b)	286,418	2,012,581	341,003	2,381,969
Class IB	942,799	6,619,956	2,337,798	16,278,210
Class IC	79,590	558,737	209,348	1,457,009

Issued as reinvestment of dividends:
Class A	—	—	41,479	289,028
Class B	1,467	10,333	12,739	88,956
Class C	—	—	—	—
Class Y	7,981	56,023	1,817	12,715
Class IB	—	—	150,827	1,063,814
Class IC	1,143	8,008	40,696	284,001

Automatic conversion of Class B shares to Class A shares:
Class A	99,320	695,830	335,873	2,336,268
Class B	(98,516)	(695,830)	(332,881)	(2,336,268)

Reacquired:
Class A	(5,733,052)	(40,236,506)	(8,381,242)	(58,409,185)
Class B	(162,925)	(1,144,456)	(334,045)	(2,318,652)
Class C	(2,407,176)	(16,900,153)	(3,334,173)	(23,217,097)
Class Y	(150,269)	(1,056,006)	(6,147)	(43,030)
Class IB	(8,636,820)	(60,678,369)	(14,779,926)	(102,964,634)
Class IC	(630,718)	(4,428,178)	(1,459,786)	(10,170,683)
Net increase (decrease) in share activity	(7,118,443)	$(50,057,090)	9,065,625	$62,878,466

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 59% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Trust has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.
(b)	Commencement date of November 8, 2013.

NOTE 12—Senior Loan Participation Commitments

The Fund invests in participations, assignments, or acts as a party to the primary lending syndicate of a Senior Loan interest to corporations, partnerships, and other entities. When the Fund purchases a participation of a Senior Loan interest, the Fund typically enters into a contractual agreement with the lender or other third party selling the participation, but not with the borrower directly. As such, the Fund assumes the credit risk of the borrower, selling participant or other persons interpositioned between the Fund and the borrower.

At the six months ended August 31, 2014, the following sets forth the selling participants with respect to interest in Senior Loans purchased by the Fund on a participation basis.

Selling Participant	Principal Amount	Value
Barclays Bank PLC	$4,153,503	$3,655,082
Goldman Sachs Lending Partners LLC	10,272,062	10,044,557
Total	$14,425,565	$13,699,639

31                         Invesco Senior Loan Fund

NOTE 13—Dividends

The Fund declared the following monthly dividends from net investment income subsequent to August 31, 2014:

		Amount per Share
Share Class	Record Date	Payable September 30, 2014
Class A	Daily	0.0281
Class B	Daily	0.0282
Class C	Daily	0.0237
Class Y	Daily	0.0296
Class IB	Daily	0.0296
Class IC	Daily	0.0287

NOTE 14—Repurchase of Shares

The Fund has a policy of making monthly repurchase offers (“Repurchase Offers”) for the Fund’s common shares pursuant to Rule 23c-3(b) of the 1940 Act.

The Repurchase Offers will be for between 5% and 25% of the Fund’s outstanding shares; however, the Fund’s present intent for the offers is for not less than 6% (The Board of Trustees may authorize an additional 2%, if necessary, without extending the Repurchase Offers). The repurchase request deadline will be the third Friday of each calendar month (or the preceding business day if such third Friday is not a business day). To accommodate Repurchase Offers, the Fund has shorter notice periods before each offer, shorter repurchase periods and shorter payment periods after each offer. During the six months ended August 31, 2014, the Fund had Repurchase Offers as follows:

Repurchase request deadlines	Percentage of outstanding shares the Fund offered to repurchase	Number of shares tendered (all classes)	Percentage of outstanding shares tendered (all classes)
March 21, 2014	6.0%	3,002,888	1.6%
April 18, 2014	6.0	2,549,103	1.3
May 16, 2014	6.0	3,250,109	1.7
June 20, 2014	6.0	3,883,961	2.1
July 18, 2014	6.0	2,394,589	1.3
August 15, 2014	6.0	3,716,516	2.0

32                         Invesco Senior Loan Fund

NOTE 15—Financial Highlights

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

	Class A
	Six months ended August 31, 2014		Years ended February 28,				Year ended February 29, 2012		Seven months ended February 28, 2011		Years ended July 31,
			2014		2013						2010		2009
Net asset value, beginning of period	$6.99		$6.89		$6.58		$6.73		$6.29		$5.60		$7.48
Net investment income(a)	0.18		0.34		0.40		0.33		0.18		0.28		0.40
Net gains (losses) on securities (both realized and unrealized)	0.01		0.17		0.34		(0.15)		0.44		0.76		(1.86)
Total from investment operations	0.19		0.51		0.74		0.18		0.62		1.04		(1.46)
Less:
Dividends from net investment income	(0.17)		(0.40)		(0.43)		(0.33)		(0.18)		(0.31)		(0.42)
Return of capital	—		(0.01)		—		—		—		(0.04)		—
Total distributions	(0.17)		(0.41)		(0.43)		(0.33)		(0.18)		(0.35)		(0.42)
Net asset value, end of period	$7.01		$6.99		$6.89		$6.58		$6.73		$6.29		$5.60
Total return at net asset value	2.72	%(b)(c)	7.58	%(b)(c)	11.56	%(b)(c)	2.80	%(b)(c)	9.97	%(b)(c)	18.78	%(b)	(18.60	)%(d)
Net assets, end of period (000’s omitted)	$231,220		$232,475		$123,447		$122,252		$173,137		$188,589		$166,448
Portfolio turnover rate(e)	37%		95%		101%		87%		44%		55%		33%

Ratios/supplemental data based on average net assets:
Ratio of expenses:
With fee waivers and/or expense reimbursements	1.86	%(c)(f)	1.92	%(c)	1.71	%(c)	1.74	%(c)	1.71	%(c)(g)	1.89%		2.34%
With fee waivers and/or expense reimbursements excluding interest, facilities and maintenance fees	1.65	%(c)(f)	1.66	%(c)	1.40	%(c)	1.47	%(c)	1.37	%(c)(g)	1.57%		1.86%
Without fee waivers and/or expense reimbursements	1.86	%(c)(f)	1.92	%(c)	1.94	%(c)	1.99	%(c)	1.96	%(c)(g)	2.14%		2.59%
Ratio of net investment income with fee waivers and/or expense reimbursements	5.09	%(c)(f)	4.92	%(c)	5.98	%(c)	5.10	%(c)	4.86	%(c)(g)	4.53%		7.57%

Senior indebtedness:
Total borrowings (000’s omitted)	$245,000		$254,000		$211,000		$228,000		$178,000		$198,000		$132,000
Asset coverage per $1,000 unit of senior indebtedness(h)	$6,166		$6,164		$6,827		$6,732		$6,673		$6,239		$8,538

(a)	Calculated using average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.
(c)	The total return, ratio of expenses to average net assets and ratio of net investment income to average net assets reflect actual 12b-1 fees of 0.25%, 0.25%, 0.04%, 0.00% and 0.00% for the six months ended August 31, 2014, years ended February 28, 2014, February 28, 2013 and February 29, 2012 and the seven months ended February 28, 2011, respectively.
(d)	Assumes reinvestment of all distributions for the period and does not include payment of the maximum sales charge of 3.25% of early withdrawal charge. On purchases of $1 million or more, an early withdrawal charge of 1% may be imposed on certain repurchases by the Fund made within eighteen months of purchase. If the sales charges were included, total returns would be lower. These returns include combined distribution and service fees of up to 0.25% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the repurchases by the Fund of Fund shares.
(e)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable. Calculation includes the proceeds from principal repayments and sales of variable rate senior loan interests. For the period ended February 29, 2012, the portfolio turnover calculation excludes the value of securities purchased of $614,414,753 and sold of $43,505,288 in the effort to realign the Fund’s portfolio holdings after the reorganization of Invesco Prime Income Trust into the Fund.
(f)	Ratios are annualized and based on average daily net assets (000’s omitted) of $238,846.
(g)	Annualized.
(h)	Calculated by subtracting the Fund’s total liabilities (not including the Borrowings) from the Fund’s total assets and dividing by the total number of senior indebtedness units, where one unit equals $1,000 of senior indebtedness.

33                         Invesco Senior Loan Fund

NOTE 15—Financial Highlights—(continued)

	Class B
	Six months ended August 31, 2014		Years ended February 28,				Year ended February 29, 2012		Seven months ended February 28, 2011		Years ended July 31,
			2014		2013						2010		2009
Net asset value, beginning of period	$7.02		$6.91		$6.58		$6.73		$6.29		$5.60		$7.48
Net investment income(a)	0.18		0.34		0.39		0.28		0.15		0.23		0.36
Net gains (losses) on securities (both realized and unrealized)	0.01		0.18		0.34		(0.15)		0.44		0.77		(1.86)
Total from investment operations	0.19		0.52		0.73		0.13		0.59		1.00		(1.50)
Less:
Dividends from net investment income	(0.17)		(0.40)		(0.40)		(0.28)		(0.15)		(0.28)		(0.38)
Return of capital	—		(0.01)		—		—		—		(0.03)		—
Total distributions	(0.17)		(0.41)		(0.40)		(0.28)		(0.15)		(0.31)		(0.38)
Net asset value, end of period	$7.04		$7.02		$6.91		$6.58		$6.73		$6.29		$5.60
Total return at net asset value	2.72	%(b)(c)	7.72	%(b)(c)	11.38	%(b)(c)	2.03	%(b)(c)	9.50	%(b)(c)	17.90	%(b)	(19.24	)%(d)
Net assets, end of period (000’s omitted)	$8,974		$10,575		$12,888		$14,948		$19,455		$17,902		$16,974
Portfolio turnover rate(e)	37%		95%		101%		87%		44%		55%		33%

Ratios/supplemental data based on average net assets:
Ratio of expenses:
With fee waivers and/or expense reimbursements	1.86	%(c)(f)	1.92	%(c)	1.84	%(c)	2.49	%(c)	2.46	%(c)(g)	2.64%		3.11%
With fee waivers and/or expense reimbursements excluding interest, facilities and maintenance fees	1.65	%(c)(f)	1.66	%(c)	1.53	%(c)	2.22	%(c)	2.12	%(c)(g)	2.32%		2.63%
Without fee waivers and/or expense reimbursements	1.86	%(c)(f)	1.92	%(c)	2.07	%(c)	2.74	%(c)	2.71	%(c)(g)	2.89%		3.36%
Ratio of net investment income with fee waivers and/or expense reimbursements	5.09	%(c)(f)	4.92	%(c)	5.85	%(c)	4.35	%(c)	4.10	%(c)(g)	3.79%		6.85%

Senior indebtedness:
Total borrowings (000’s omitted)	$245,000		$254,000		$211,000		$228,000		$178,000		$198,000		$132,000
Asset coverage per $1,000 unit of senior indebtedness(h)	$6,166		$6,164		$6,827		$6,732		$6,673		$6,239		$8,538

(a)	Calculated using average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.
(c)	The total return, ratio of expenses to average net assets and ratio of net investment income to average net assets reflect actual 12b-1 fees of 0.25%, 0.25%, 0.17%, 0.75% and 0.75% for the six months ended August 31, 2014, years ended February 28, 2014, February 28, 2013 and February 29, 2012 and the seven months ended February 28, 2011, respectively.
(d)	Assumes reinvestment of all distributions for the period and does not include payment of the maximum early withdrawal charge of 3%, charged on certain repurchases by the Fund made within one year of purchase and declining to 0% after the fifth year. If the sales charge was included, total returns would be lower. These returns include combined distribution and service fees of up to 1% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the repurchases by the Fund of Fund shares.
(e)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable. Calculation includes the proceeds from principal repayments and sales of variable rate senior loan interests. For the period ended February 29, 2012, the portfolio turnover calculation excludes the value of securities purchased of $614,414,753 and sold of $43,505,288 in the effort to realign the Fund’s portfolio holdings after the reorganization of Invesco Prime Income Trust into the Fund.
(f)	Ratios are annualized and based on average daily net assets (000’s omitted) of $9,793.
(g)	Annualized.
(h)	Calculated by subtracting the Fund’s total liabilities (not including the Borrowings) from the Fund’s total assets and dividing by the total number of senior indebtedness units, where one unit equals $1,000 of senior indebtedness.

34                         Invesco Senior Loan Fund

NOTE 15—Financial Highlights—(continued)

	Class C
	Six months ended August 31, 2014		Years ended February 28,				Year ended February 29, 2012		Seven months ended February 28, 2011		Years ended July 31,
			2014		2013						2010		2009
Net asset value, beginning of period	$7.00		$6.89		$6.58		$6.73		$6.29		$5.60		$7.48
Net investment income(a)	0.15		0.29		0.35		0.28		0.15		0.23		0.36
Net gains (losses) on securities (both realized and unrealized)	0.01		0.18		0.33		(0.15)		0.44		0.77		(1.86)
Total from investment operations	0.16		0.47		0.68		0.13		0.59		1.00		(1.50)
Less:
Dividends from net investment income	(0.14)		(0.35)		(0.37)		(0.28)		(0.15)		(0.28)		(0.38)
Return of capital	—		(0.01)		—		—		—		(0.03)		—
Total distributions	(0.14)		(0.36)		(0.37)		(0.28)		(0.15)		(0.31)		(0.38)
Net asset value, end of period	$7.02		$7.00		$6.89		$6.58		$6.73		$6.29		$5.60
Total return at net asset value	2.34	%(b)(c)	6.93	%(b)(c)	10.67	%(b)(c)	2.03	%(b)(c)	9.50	%(b)(c)	17.90	%(b)	(19.24	)%(d)
Net assets, end of period (000’s omitted)	$206,251		$195,205		$142,143		$147,551		$195,963		$207,828		$196,591
Portfolio turnover rate(e)	37%		95%		101%		87%		44%		55%		33%

Ratios/supplemental data based on average net assets:
Ratio of expenses:
With fee waivers and/or expense reimbursements	2.61	%(c)(f)	2.67	%(c)	2.46	%(c)	2.49	%(c)	2.46	%(c)(g)	2.64%		3.10%
With fee waivers and/or expense reimbursements excluding interest, facilities and maintenance fees	2.40	%(c)(f)	2.41	%(c)	2.15	%(c)	2.22	%(c)	2.12	%(c)(g)	2.32%		2.62%
Without fee waivers and/or expense reimbursements	2.61	%(c)(f)	2.67	%(c)	2.69	%(c)	2.74	%(c)	2.71	%(c)(g)	2.89%		3.35%
Ratio of net investment income with fee waivers and/or expense reimbursements	4.34	%(c)(f)	4.17	%(c)	5.23	%(c)	4.35	%(c)	4.11	%(c)(g)	3.79%		6.83%

Senior indebtedness:
Total borrowings (000’s omitted)	$245,000		$254,000		$211,000		$228,000		$178,000		$198,000		$132,000
Asset coverage per $1,000 unit of senior indebtedness(h)	$6,166		$6,164		$6,827		$6,732		$6,673		$6,239		$8,538

(a)	Calculated using average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.
(c)	The total return, ratio of expenses to average net assets and ratio of net investment income to average net assets reflect actual 12b-1 fees of 1.00%, 1.00%, 0.79%, 0.75% and 0.75% for the six months ended August 31, 2014, years ended February 28, 2014, February 28, 2013 and February 29, 2012 and the seven months ended February 28, 2011, respectively.
(d)	Assumes reinvestment of all distributions for the period and does not include payment of the maximum early withdrawal charge of 1%, charged on certain repurchases by the Fund made within one year of purchase. If the sales charge was included, total returns would be lower. These returns include combined distribution and service fees of up to 1% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the repurchases by the Fund of Fund shares.
(e)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable. Calculation includes the proceeds from principal repayments and sales of variable rate senior loan interests. For the period ended February 29, 2012, the portfolio turnover calculation excludes the value of securities purchased of $614,414,753 and sold of $43,505,288 in the effort to realign the Fund’s portfolio holdings after the reorganization of Invesco Prime Income Trust into the Fund.
(f)	Ratios are annualized and based on average daily net assets (000’s omitted) of $205,694.
(g)	Annualized.
(h)	Calculated by subtracting the Fund’s total liabilities (not including the Borrowings) from the Fund’s total assets and dividing by the total number of senior indebtedness units, where one unit equals $1,000 of senior indebtedness.

35                         Invesco Senior Loan Fund

NOTE 15—Financial Highlights—(continued)

	Class Y
	Six months ended August 31, 2014		Year ended February 28, 2014(a)
Net asset value, beginning of period	$7.00		$6.96
Net investment income(b)	0.19		0.11
Net gains on securities (both realized and unrealized)	0.01		0.04
Total from investment operations	0.20		0.15
Less:
Dividends from net investment income	(0.18)		(0.10)
Return of capital	—		(0.01)
Total distributions	(0.18)		(0.11)
Net asset value, end of period	$7.02		$7.00
Total return at net asset value(c)	2.85%		2.22%
Net assets, end of period (000’s omitted)	$3,375		$2,357
Portfolio turnover rate(d)	37%		95%

Ratios/supplemental data based on average net assets:
Ratio of expenses:
With fee waivers and/or expense reimbursements	1.61	%(e)	1.60	%(f)
With fee waivers and/or expense reimbursements excluding interest, facilities and maintenance fees	1.40	%(e)	1.37	%(f)
Without fee waivers and/or expense reimbursements	1.61	%(e)	1.60	%(f)
Ratio of net investment income with fee waivers and/or expense reimbursements	5.34	%(e)	5.24	%(f)

Senior indebtedness:
Total borrowings (000’s omitted)	$245,000		$254,000
Asset coverage per $1,000 unit of senior indebtedness(g)	$6,166		$6,164

(a)	Commencement date of November 8, 2013.
(b)	Calculated using average shares outstanding.
(c)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.
(d)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(e)	Ratios are annualized and based on average daily net assets (000’s omitted) of $3,292.
(f)	Annualized.
(g)	Calculated by subtracting the Fund’s total liabilities (not including the Borrowings) from the Fund’s total assets and dividing by the total number of senior indebtedness units, where one unit equals $1,000 of senior indebtedness.

36                         Invesco Senior Loan Fund

NOTE 15—Financial Highlights—(continued)

	Class IB
	Six months ended August 31, 2014		Years ended February 28,				Year ended February 29, 2012		Seven months ended February 28, 2011		Years ended July 31,
			2014		2013						2010		2009
Net asset value, beginning of period	$7.00		$6.89		$6.58		$6.73		$6.29		$5.60		$7.49
Net investment income(a)	0.19		0.36		0.40		0.33		0.18		0.28		0.40
Net gains (losses) on securities (both realized and unrealized)	0.01		0.18		0.34		(0.15)		0.44		0.76		(1.87)
Total from investment operations	0.20		0.54		0.74		0.18		0.62		1.04		(1.47)
Less:
Dividends from net investment income	(0.18)		(0.42)		(0.43)		(0.33)		(0.18)		(0.31)		(0.42)
Return of capital	—		(0.01)		—		—		—		(0.04)		—
Total distributions	(0.18)		(0.43)		(0.43)		(0.33)		(0.18)		(0.35)		(0.42)
Net asset value, end of period	$7.02		$7.00		$6.89		$6.58		$6.73		$6.29		$5.60
Total return at net asset value	2.85	%(b)	8.00	%(b)	11.59	%(b)	2.80	%(b)	9.97	%(b)	18.77	%(b)	(18.56	)%(c)
Net assets, end of period (000’s omitted)	$753,543		$805,123		$877,598		$943,491		$526,800		$527,108		$520,252
Portfolio turnover rate(d)	37%		95%		101%		87%		44%		55%		33%

Ratios/supplemental data based on average net assets:
Ratio of expenses:
With fee waivers and/or expense reimbursements	1.61	%(e)	1.67%		1.67%		1.74%		1.71	%(f)	1.89%		2.34%
With fee waivers and/or expense reimbursements excluding interest, facilities and maintenance fees	1.40	%(e)	1.41%		1.36%		1.47%		1.37	%(f)	1.57%		1.88%
Without fee waivers and/or expense reimbursements	1.61	%(e)	1.67%		1.69%		—		—		—		—
Ratio of net investment income with fee waivers and/or expense reimbursements	5.34	%(e)	5.17%		6.02%		5.10%		4.85	%(f)	4.54%		7.60%

Senior indebtedness:
Total borrowings (000’s omitted)	$245,000		$254,000		$211,000		$228,000		$178,000		$198,000		$132,000
Asset coverage per $1,000 unit of senior indebtedness(g)	$6,166		$6,164		$6,827		$6,732		$6,673		$6,239		$8,538

(a)	Calculated using average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.
(c)	Assumes reinvestment of all distributions for the period and does not include payment of the maximum early withdrawal charge of 3%, charged on certain repurchases by the Fund made within one year of purchase and declining to 0% after the fifth year. If the sales charge was included, total returns would be lower. These returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the repurchases by the Fund of Fund shares.
(d)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable. Calculation includes the proceeds from principal repayments and sales of variable rate senior loan interests. For the period ended February 29, 2012, the portfolio turnover calculation excludes the value of securities purchased of $614,414,753 and sold of $43,505,288 in the effort to realign the Fund’s portfolio holdings after the reorganization of Invesco Prime Income Trust into the Fund.
(e)	Ratios are annualized and based on average daily net assets (000’s omitted) of $781,725.
(f)	Annualized.
(g)	Calculated by subtracting the Fund’s total liabilities (not including the Borrowings) from the Fund’s total assets and dividing by the total number of senior indebtedness units, where one unit equals $1,000 of senior indebtedness.

37                         Invesco Senior Loan Fund

NOTE 15—Financial Highlights—(continued)

	Class IC
	Six months ended August 31, 2014		Years ended February 28,				Year ended February 29, 2012		Seven months ended February 28, 2011		Years ended July 31,
			2014		2013						2010		2009
Net asset value, beginning of period	$7.00		$6.89		$6.58		$6.73		$6.29		$5.60		$7.49
Net investment income(a)	0.18		0.36		0.40		0.33		0.18		0.28		0.40
Net gains (losses) on securities (both realized and unrealized)	0.02		0.18		0.34		(0.15)		0.44		0.76		(1.87)
Total from investment operations	0.20		0.54		0.74		0.18		0.62		1.04		(1.47)
Less:
Dividends from net investment income	(0.18)		(0.42)		(0.43)		(0.33)		(0.18)		(0.31)		(0.42)
Return of capital	—		(0.01)		—		—		—		(0.04)		—
Total distributions	(0.18)		(0.43)		(0.43)		(0.33)		(0.18)		(0.35)		(0.42)
Net asset value, end of period	$7.02		$7.00		$6.89		$6.58		$6.73		$6.29		$5.60
Total return at net asset value	2.77	%(b)(c)	7.83	%(b)(c)	11.57	%(b)(c)	2.80	%(b)(c)	9.97	%(b)(c)	18.77	%(b)	(18.71	)%(d)
Net assets, end of period (000’s omitted)	$62,370		$66,029		$73,356		$78,600		$94,440		$95,928		$94,721
Portfolio turnover rate(e)	37%		95%		101%		87%		44%		55%		33%

Ratios/supplemental data based on average net assets:
Ratio of expenses:
With fee waivers and/or expense reimbursements	1.76	%(c)(f)	1.82	%(c)	1.69	%(c)	1.74	%(c)	1.71	%(c)(g)	1.89%		2.35%
With fee waivers and/or expense reimbursements excluding interest, facilities and maintenance fees	1.55	%(c)(f)	1.56	%(c)	1.38	%(c)	1.47	%(c)	1.37	%(c)(g)	1.57%		1.88%
Without fee waivers and/or expense reimbursements	1.76	%(c)(f)	1.82	%(c)	1.84	%(c)	1.89	%(c)	1.86	%(c)(g)	2.04%		2.50%
Ratio of net investment income with fee waivers and/or expense reimbursements	5.19	%(c)(f)	5.02	%(c)	6.00	%(c)	5.10	%(c)	4.85	%(c)(g)	4.54%		7.60%

Senior indebtedness:
Total borrowings (000’s omitted)	$245,000		$254,000		$211,000		$228,000		$178,000		$198,000		$132,000
Asset coverage per $1,000 unit of senior indebtedness(h)	$6,166		$6,164		$6,827		$6,732		$6,673		$6,239		$8,538

(a)	Calculated using average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.
(c)	The total return, ratio of expenses to average net assets and ratio of net investment income to average net assets reflect actual 12b-1 fees of 0.15%, 0.15%, 0.02%, 0.00% and 0.00% for the six months ended August 31, 2014, years ended February 28, 2014, February 28, 2013 and February 29, 2012 and the seven months ended February 28, 2011, respectively.
(d)	Assumes reinvestment of all distributions for the period and does not include payment of the maximum early withdrawal charge of 1%, charged on certain repurchases by the Fund made within one year of purchase. If the sales charge was included, total returns would be lower. These returns include combined service fees of up to 0.15% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the repurchases by the Fund of Fund shares.
(e)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable. Calculation includes the proceeds from principal repayments and sales of variable rate senior loan interests. For the period ended February 29, 2012, the portfolio turnover calculation excludes the value of securities purchased of $614,414,753 and sold of $43,505,288 in the effort to realign the Fund’s portfolio holdings after the reorganization of Invesco Prime Income Trust into the Fund.
(f)	Ratios are annualized and based on average daily net assets (000’s omitted) of $64,503.
(g)	Annualized.
(h)	Calculated by subtracting the Fund’s total liabilities (not including the Borrowings) from the Fund’s total assets and dividing by the total number of senior indebtedness units, where one unit equals $1,000 of senior indebtedness.

38                         Invesco Senior Loan Fund

NOTE 16—Legal Proceedings

Terms used in the Legal Proceedings Note are defined terms solely for the purpose of this note.

Pending Litigation and Regulatory Inquiries

The Fund is named as a defendant in an adversary proceeding in the Bankruptcy Court of the Southern District of Florida. The complaint was filed on July 14, 2008 by the Official Committee of Unsecured Creditors of TOUSA, Inc., on behalf of certain subsidiaries of TOUSA, Inc. (the “Conveying Subsidiaries”), and filed as amended on October 17, 2008. The Committee made allegations against the Fund in two separate capacities: as “Transeastern Lenders” and as “First Lienholders” (collectively, the “Lenders”). The Transeastern Lenders loaned money to form a joint venture between TOUSA, Inc. and Falcone/Ritchie LLC. TOUSA, Inc. later repaid the loans from the Transeastern Lenders as part of a global settlement of claims against it. The repayment was financed using proceeds of new loans (the “New Loans”), for which the Conveying Subsidiaries conveyed first and second priority liens on their assets to two groups of lienholders (the First and Second Lienholders, collectively “New Lenders”). The Conveying Subsidiaries were not obligated on the original debt to the Transeastern Lenders. The Committee alleged, inter alia, that both the repayment to the Transeastern Lenders and the grant of liens to the First and Second Lienholders should be avoided as fraudulent transfers under the bankruptcy laws. More specifically, the Committee alleged: (1) that the Conveying Subsidiaries’ transfer of liens to secure the New Loans was a fraudulent transfer under 11 U.S.C. § 548 because the Conveying Subsidiaries were insolvent at the time of the transfer and did not receive reasonably equivalent value for the liens; and (2) that the Transeastern Lenders were, under 11 U.S.C. § 550, entities for whose benefit the liens were fraudulently transferred to the New Lenders. The case was tried in 2009 and on October 13, 2009, the Bankruptcy Court rendered a Final Judgment against the Lenders, which was later amended on October 30, 2009, requiring the Lenders to post bonds equal to 110% of the damages and disgorgement ordered against them. The Transeastern Lenders and First Lienholders separately appealed the decision to the District Court for the Southern District of Florida. On February 11, 2011, the District Court, issued an order in the Transeastern Lenders’ appeal that: 1) quashed the Bankruptcy Court’s Order as it relates to the liability of the Transeastern Lenders; 2) made null and void the Bankruptcy Court’s imposition of remedies as to the Transeastern Lenders; 3)discharged all bonds deposited by Transeastern Lenders, unless any further appeals are filed, in which case the bonds would remain in effect pending resolution of appeals; 4) dismissed as moot additional appeal proceedings of the Transeastern Lenders that were contingent upon the District Court’s decision concerning liability; and 5) closed all District Court appeal proceedings concerning the Transeastern Lenders. The Committee appealed to the Eleventh Circuit Court of Appeals. In a decision filed on May 15, 2012, the Eleventh Circuit reversed the District Court’s opinion, affirmed the liability findings of the Bankruptcy Court against the Transeastern Lenders, and remanded the case to the District Court to review the remedies ordered by the Bankruptcy Court. The appeal of the Transeastern Lenders is currently pending before the District Court. The First Lienholders, having paid its obligations under the bankruptcy plan, have been fully and finally released pursuant to a court order dated August 30, 2013.

Management of Invesco and the Fund believe that the outcome of the proceedings described above will have no material adverse effect on the Fund or on the ability of Invesco to provide ongoing services to the Fund.

39                         Invesco Senior Loan Fund

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period March 1, 2014 through August 31, 2014.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.

The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Class	Beginning Account Value (03/01/14)	ACTUAL		HYPOTHETICAL (5% annual return before expenses)		Annualized Expense Ratio
		Ending Account Value (08/31/14)[1]	Expenses Paid During Period[2]	Ending Account Value (08/31/14)	Expenses Paid During Period[2]
A	$1,000.00	$1,028.70	$9.51	$1,015.83	$9.45	1.86%
B	1,000.00	1,027.20	9.50	1,015.83	9.45	1.86
C	1,000.00	1,023.40	13.31	1,012.05	13.24	2.61
Y	1,000.00	1,028.50	8.23	1,017.09	8.19	1.61
IB	1,000.00	1,028.50	8.23	1,017.09	8.19	1.61
IC	1,000.00	1,027.70	9.00	1,016.33	8.94	1.76

[1]	The actual ending account value is based on the actual total return of the Fund for the period March 1, 2014 through August 31, 2014, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.
[2]	Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 184/365 to reflect the most recent fiscal half year.

40                         Invesco Senior Loan Fund

Approval of Investment Advisory and Sub-Advisory Contracts

The Board of Trustees (the “Board”) of Invesco Senior Loan Fund (the “Fund”) is required under the Investment Company Act of 1940 to approve annually the renewal of the investment advisory agreement with Invesco Advisers, Inc. (“Invesco Advisers”) and the Master Intergroup Sub-Advisory Contract (the “sub-advisory contracts”) with Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the “Affiliated Sub-Advisers”). The Board considers the Fund’s relationship with Invesco Advisers and the Affiliated Sub-Advisers throughout the year and, during meetings held on March 5-6, 2014 and May 5-6, 2014, the Board considered matters related to the continuance of the Fund’s investment advisory agreement and the sub-advisory contracts. During a contract renewal meeting held on May 6, 2014, all Trustees present and voting, and the disinterested or “independent” Trustees, who comprise more than 75% of the Board, voting separately, approved the continuance of the Fund’s investment advisory agreement and the sub-advisory contracts for another year. In doing so, the Board considered the process that it follows in reviewing and approving the Fund’s investment advisory agreement and sub-advisory contracts and the information that it is provided. In arriving at its decision to approve the Agreements, the Board did not identify any single factor or group of factors as all important or controlling, but considered all factors together, and different Board Members may have attributed different weights to the various factors considered. The Board determined that the Fund’s investment advisory agreement and the sub-advisory contracts are in the best interests of the Fund and its shareholders and the compensation to Invesco Advisers and the Affiliated Sub-Advisers under the agreements is fair and reasonable.

The Board’s Fund Evaluation Process

The Board, acting directly and through its committees, meets throughout the year to review the performance of the Fund. Over the course of each year, the Board, acting directly and through its committees, meets with portfolio managers for the funds and other members of management to review the performance, investment objective(s), policies, strategies and limitations and investment risks of the funds. The Board meets regularly and at designated contract renewal meetings each year to conduct a review of the performance, fees, expenses and other matters related to the funds.

During the contract renewal process, the Trustees receive comparative performance and fee data regarding the funds prepared by

Invesco Advisers and an independent company, Lipper, Inc. (“Lipper”). The independent Trustees are assisted in their annual evaluation of the funds’ investment advisory agreements by fund counsel.

In evaluating the fairness and reasonableness of the Fund’s investment advisory agreement and sub-advisory contracts, the Board considered, among other things, the factors discussed below. The Trustees recognized that the advisory fees for the Fund reflect the results of years of review and negotiation between the Trustees and Invesco Advisers, as well as with Van Kampen Asset Management, the funds’ predecessor investment adviser. The Trustees’ deliberations and conclusions in a particular year may be based in part on their deliberations and conclusions regarding these same arrangements throughout the year and in prior years. The Board noted the willingness of Invesco Advisers personnel to engage in open and candid discussions with the Board. One Trustee may have weighed a particular piece of information differently than another Trustee.

The discussion below is a summary of the Board’s evaluation with respect to the Fund’s investment advisory agreement as well as a discussion of the material factors and related conclusions that formed the basis for the Board’s approval of the Fund’s investment advisory agreement and sub-advisory contracts. Unless otherwise stated, this information is current as of May 6, 2014, and may not reflect consideration of factors that became known to the Board after that date, including, for example, changes to the Fund’s performance, advisory fees, expense limitations and/or fee waivers.

Factors and Conclusions

A.	Nature, Extent and Quality of Services Provided by Invesco Advisers and the Affiliated Sub-Advisers

The Board reviewed the advisory services provided to the Fund by Invesco Advisers under the Fund’s investment advisory agreement, the performance of Invesco Advisers in providing these services, and the credentials and experience of the officers and employees of Invesco Advisers who provide these services. The Board also meets throughout the year with the Fund’s portfolio management team, which provides the Board with insight into their management of the Fund and the Fund’s performance. The Board’s review of the qualifications of Invesco Advisers and the portfolio management team to provide advisory services included the Board’s consideration of Invesco Advisers’ performance and investment process oversight, independent credit analysis and investment risk management.

In determining whether to continue the Fund’s investment advisory agreement, the Board considered the prior relationship between

Invesco Advisers (and previously Van Kampen Asset Management) and the Fund, as well as the Board’s knowledge of Invesco Advisers’ operations, and the greater uncertainty that may be associated with entering into a new relationship. The Board also considered non-advisory services that Invesco Advisers and its affiliates provide to the Fund such as various back office support functions, equity and fixed income trading operations, internal audit and legal and compliance. The Board concluded that the nature, extent and quality of the services provided to the Fund by Invesco Advisers are appropriate and satisfactory and the advisory services are provided in accordance with the terms of the Fund’s investment advisory agreement.

The Board reviewed the services capable of being provided by the Affiliated Sub-Advisers under the sub-advisory contracts and the credentials and experience of the officers and employees of the Affiliated Sub-Advisers who would provide such services. The Board concluded that the sub-advisory contracts benefit the Fund and its shareholders by permitting Invesco Advisers to use the resources and talents of the Affiliated Sub-Advisers, from time to time as necessary and appropriate, in managing the Fund. The Board concluded that the nature, extent and quality of the services capable of being provided by the Affiliated Sub-Advisers are appropriate and satisfactory and in accordance with the terms of the Fund’s sub-advisory contracts.

B.	Fund Performance

The Board considered Fund performance as a relevant factor in considering whether to approve the investment advisory agreement. The Board did not view Fund performance as a relevant factor in considering whether to approve the sub-advisory contracts for the Fund, as no Affiliated Sub-Adviser currently manages assets of the Fund.

The Board compared the Fund’s performance during the past one, two, three and five calendar years to the performance of funds in the Fund’s Lipper performance universe and against the applicable Lipper index. The Board noted that the Fund’s performance was in the first quintile of its performance universe for the one, two, three and five year periods (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that the Fund’s performance was above the performance of the applicable Lipper index for the one, two, three and five year periods. In light of these considerations, the Board concluded the Fund’s performance was consistent with its investment objective and policies under applicable market conditions.

C.	Advisory and Sub-Advisory Fees and Fee Waivers

The Board compared the Fund’s contractual advisory fee rate to the contractual advisory fee

41 Invesco Senior Loan Fund

rates of funds in the Fund’s Lipper expense group at a common asset level. The Board noted that the Fund’s contractual advisory fee rate was at the median contractual advisory fee rate of funds in its expense group. The Board also reviewed the methodology used by Lipper in providing expense group information, which includes using audited financial data from the most recent annual report of each fund in the expense group that was publicly available as of the end of the past calendar year and including only one fund per investment adviser. The Board noted that comparative data is as of varying dates, which may affect the comparability of data during times of market volatility.

The Board also considered the Fund’s effective advisory fee rate (the advisory fee rate after advisory fee waivers and before other expense limitations and waivers), including comparisons, as applicable, to the effective advisory fee rates of other funds advised by Invesco Advisers and its affiliates with investment strategies similar to those of the Fund. The Board reviewed not only the advisory fees but other fees and expenses (whether paid to Invesco Advisers, its affiliates or others) and the Fund’s overall expense ratio.

The Board also compared the strategy of the Fund to that of other client accounts of Invesco Advisers and the Affiliated Sub-Advisers and considered, as applicable, the fees charged to other client accounts with investment strategies similar to those of the Fund. The Board noted that Invesco Advisers or the Affiliated Sub-Advisers may charge lower fees to large institutional clients solely for investment management services than to registered fund clients, such as the Fund. Invesco Advisers reviewed with the Board the significantly greater scope of services it provides to registered fund clients, including the Fund, relative to other client accounts. These additional services include provision of administrative services, officers and office space, oversight of service providers, preparation of shareholder reports, preparation of financial information and regulatory compliance under the Investment Company Act of 1940, as amended, and stock exchange listing standards, including preparation for, coordinating the solicitation of proxies for, and conducting annual shareholder meetings. The Board noted that sub-advisory fees charged by the Affiliated Sub-Advisers to manage registered fund clients and to manage other client accounts were often more comparable. The Board concluded that the aggregate services provided to the Fund were sufficiently different from those provided to institutional clients, and the Board did not place significant weight on these fee comparisons.

The Board also considered the services capable of being provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the allocation of fees between Invesco Advisers and the Affiliated

Sub-Advisers pursuant to the sub-advisory contracts. The Board noted that, to the extent the Fund were to utilize the Affiliated Sub-Advisers, Invesco Advisers would provide services related to oversight of the Affiliated Sub-Advisers as well as the additional services described above other than day-to-day portfolio management. The Board also noted that the sub-advisory fees have no direct effect on the Fund or its shareholders, as they are paid by Invesco Advisers to the Affiliated Sub-Advisers.

Based upon the information and considerations described above, the Board concluded that the Fund’s advisory and sub-advisory fees are fair and reasonable.

D.	Economies of Scale and Breakpoints

The Board considered the extent to which there are economies of scale in the provision of advisory services to the Fund. The Board noted that the Fund benefits from economies of scale through contractual advisory fee breakpoints, and shares in economies of scale through lower fees charged by third party service providers based on the combined size of the registered fund clients and other clients advised by Invesco Advisers.

E.	Profitability and Financial Resources

The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to the Fund and the profitability of Invesco Advisers and its affiliates in providing these services for the year ended December 31, 2013. The Board reviewed with Invesco Advisers the methodology used to prepare the profitability information. The Board considered the profitability of Invesco Advisers in connection with managing the Fund and the other funds overseen by the Board. The Board noted that Invesco Advisers continues to operate at a net profit from services Invesco Advisers and its subsidiaries provide to the Fund and the other funds overseen by the Board. The Board concluded that the level of profits realized by Invesco Advisers and its affiliates from providing services to the Fund is not excessive given the nature, quality and extent of the services provided to the Fund. The Board considered whether Invesco Advisers and each Affiliated Sub-Adviser are financially sound and have the resources necessary to perform their obligations under the investment advisory agreement and sub-advisory contracts. The Board concluded that Invesco Advisers and each Affiliated Sub-Adviser have the financial resources necessary to fulfill these obligations.

F.	Collateral Benefits to Invesco Advisers and its Affiliates

The Board considered various other benefits received by Invesco Advisers and its affiliates from the relationship with the Fund, including the fees received for their provision of administrative services, transfer agency services and distribution services to the Fund. The Board considered the performance of Invesco Advisers and its affiliates in providing these services and the organizational structure employed to provide these services. The Board also considered that the services are required for the operation of the Fund; that Invesco Advisers and its affiliates can provide services, the nature and quality of which are at least equal to those provided by others offering the same or similar services; and that the fees for such services are fair and reasonable in light of the usual and customary charges by others for services of the same nature and quality.

The Board considered that the Fund’s uninvested cash and cash collateral from any securities lending arrangements may be invested in money market funds advised by Invesco Advisers pursuant to procedures approved by the Board. The Board noted that Invesco Advisers receives advisory fees from these affiliated money market funds attributable to such investments, although Invesco Advisers has contractually agreed to waive through varying periods the advisory fees payable by the Fund. The waiver is in an amount equal to 100% of the net advisory fee Invesco Advisers receives from the affiliated money market funds with respect to the Fund’s investment in the affiliated money market funds of uninvested cash, but not cash collateral. The Board concluded that the Fund’s investment of uninvested cash and cash collateral from any securities lending arrangements in the affiliated money market funds is in the best interests of the Fund and its shareholders.

42 Invesco Senior Loan Fund

Proxy Results

A Special Meeting (“Meeting”) of Shareholders of Invesco Senior Loan Fund (the “Fund”) was held on August 29, 2014. The Meeting was held for the following purpose:

(1)	Elect fourteen Trustees, each of whom will serve until a successor shall have been duly elected and qualified.

The results of the voting on the above matter were as follows:

	Matter	Votes For	Votes Against	Votes Abstain
(1)	David C. Arch	152,603,398	1,761,240	4,601,988
	Frank S. Bayley	151,542,035	2,687,140	4,737,451
	James T. Bunch	151,888,729	2,242,588	4,835,309
	Bruce L. Crockett	151,820,993	2,355,792	4,789,841
	Rodney F. Dammeyer	151,818,237	2,274,598	4,873,791
	Albert R. Dowden	151,774,064	2,347,452	4,845,110
	Jack M. Fields	152,042,971	2,114,430	4,809,225
	Martin L. Flanagan	152,428,346	1,705,129	4,833,151
	Dr. Prema Mathai-Davis	151,524,390	2,661,982	4,780,254
	Dr. Larry Soll	151,559,798	2,634,503	4,772,325
	Hugo F. Sonnenschein	151,407,735	2,613,037	4,945,854
	Raymond Stickel, Jr.	151,360,151	2,832,147	4,774,328
	Philip A. Taylor	152,536,017	1,781,761	4,648,848
	Suzanne H. Woolsey	152,184,983	2,134,155	4,647,488

43                         Invesco Senior Loan Fund

Invesco mailing information

Send general correspondence to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.

Important notice regarding delivery of security holder documents

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information

The Fund provides a complete list of its holdings four times in each fiscal year, at the quarter ends. For the second and fourth quarters, the lists appear in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. The most recent list of portfolio holdings is available at invesco.com/completeqtrholdings. Shareholders can also look up the Fund’s

Forms N-Q on the SEC website at sec.gov. Copies of the Fund’s Forms N-Q may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202 551 8090 or 800 732 0330, or by electronic request at the following email address: publicinfo@sec.gov. The SEC file numbers for the Fund are shown below.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246 or at invesco.com/proxyguidelines. The information is also available on the SEC website, sec.gov.

Information regarding how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. The information is also available on the SEC website, sec.gov.

Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

SEC file number: 811-05845	VK-SLO-SAR-1	Invesco Distributors, Inc.

ITEM 2.	CODE OF ETHICS.

There were no amendments to the Code of Ethics (the “Code”) that applies to the Registrant’s Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”) during the period covered by the report. The Registrant did not grant any waivers, including implicit waivers, from any provisions of the Code to the PEO or PFO during the period covered by this report.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

Investments in securities of unaffiliated issuers is included as part of the reports to stockholders filed under Item 1 of this Form.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

None.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)

As of August 20, 2014, an evaluation was performed under the supervision and with the participation of the officers of the Registrant, including the Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”), to assess the effectiveness of the Registrant’s disclosure controls and procedures, as that term is defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”), as amended. Based on that evaluation, the Registrant’s officers, including the PEO and PFO, concluded that, as of August 20, 2014, the Registrant’s disclosure controls and procedures were reasonably designed to ensure: (1) that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified by the rules and forms of the Securities and Exchange Commission; and (2) that material information relating to the Registrant is made known to the PEO and PFO as appropriate to allow timely decisions regarding required disclosure.

(b)	There have been no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by the report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

12(a) (1)	Not applicable.

12(a) (2)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

12(a) (3)	Not applicable.

12(b)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: Invesco Senior Loan Fund

By:	/s/ Philip A. Taylor
Philip A. Taylor
Principal Executive Officer

Date:	November 7, 2014

Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Philip A. Taylor
Philip A. Taylor
Principal Executive Officer

Date:	November 7, 2014

By:	/s/ Sheri Morris
Sheri Morris
Principal Financial Officer

Date:	November 7, 2014

EXHIBIT INDEX

12(a) (1)	Not applicable.

12(a) (2)	Certifications of principal executive officer and Principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

12(a) (3)	Not applicable.

12(b)	Certifications of principal executive officer and Principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940.